FIDELITY® INTERNATIONAL BOND FUND
A FUND OF
FIDELITY SCHOOL STREET TRUST

82 Devonshire Street, Boston, Massachusetts 02109
1-800-544-3198

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of FIDELITY INTERNATIONAL BOND FUND:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of Fidelity International Bond Fund (International Bond) will be held at the office of Fidelity School Street Trust (the trust), 27 State Street, 10th floor, Boston, Massachusetts 02109 on December 19, 2001, at 9:30 a.m. Eastern time. The purpose of the Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Meeting or any adjournments thereof.

To approve an Agreement and Plan of Reorganization (the Agreement) between International Bond and Fidelity Strategic Income Fund (Strategic Income), another fund of the trust. The Agreement provides for the transfer of all of the assets of International Bond to Strategic Income in exchange solely for shares of beneficial interest of Strategic Income and the assumption by Strategic Income of International Bond's liabilities. Strategic Income's shares will be distributed to shareholders of International Bond in liquidation of International Bond.

The Board of Trustees has fixed the close of business on October 22, 2001 as the record date for the determination of the shareholders of International Bond entitled to notice of and to vote at, such Meeting and any adjournments thereof.

By order of the Board of Trustees,
ERIC D. ROITER, Secretary

October 22, 2001

Your vote is important - please return your proxy card promptly.

Shareholders are invited to attend the meeting in person. Any shareholder who does not expect to attend the meeting is urged to vote using the touch-tone voting instructions found below or indicate voting instructions on the enclosed proxy card, date and sign it, and return it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1. Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3. All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

	REGISTRATION	VALID SIGNATURE
A. 1)	ABC Corp.	John Smith, Treasurer
2)	ABC Corp.	John Smith, Treasurer
c/o John Smith, Treasurer
B. 1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
2)	ABC Trust	Ann B. Collins, Trustee
3)	Ann B. Collins, Trustee	Ann B. Collins, Trustee
u/t/d 12/28/78
C. 1)	Anthony B. Craft, Cust.	Anthony B. Craft
f/b/o Anthony B. Craft, Jr.
UGMA

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE

1. Read the proxy statement, and have your proxy card handy.

2. Call the toll-free number indicated in the upper left corner of your proxy card.

3. Enter the control number found immediately below the toll-free number.

4. Follow the simple recorded instructions to cast your vote.

FIDELITY® INTERNATIONAL BOND FUND
A FUND OF
FIDELITY SCHOOL STREET TRUST

82 Devonshire Street, Boston, Massachusetts 02109
1-800-544-3198

PROXY STATEMENT AND PROSPECTUS

October 22, 2001

This Proxy Statement and Prospectus (Proxy Statement) is being furnished to shareholders of Fidelity International Bond Fund (International Bond), a fund of Fidelity School Street Trust (the trust), in connection with the solicitation of proxies by the trust's Board of Trustees for use at the Special Meeting of Shareholders of International Bond and at any adjournments thereof (the Meeting). The Meeting will be held on Wednesday, December 19, 2001, at 9:30 a.m. Eastern time at 27 State Street, 10th floor, Boston, Massachusetts 02109, a principal executive office of the trust.

As more fully described in the Proxy Statement, the purpose of the Meeting is to vote on a proposed reorganization (Reorganization). Pursuant to an Agreement and Plan of Reorganization (the Agreement), International Bond would transfer all of its assets to Fidelity Strategic Income Fund (Strategic Income), another fund of the trust, in exchange solely for shares of beneficial interest of Strategic Income and the assumption by Strategic Income of International Bond's liabilities. The number of shares to be issued in the proposed Reorganization will be based upon the relative net asset values of the funds at the time of the exchange. As provided in the Agreement, International Bond will distribute shares of Strategic Income to its shareholders in liquidation of International Bond on January 17, 2002, or such other date as the parties may agree (the Closing Date).

Strategic Income, a bond fund, is a non-diversified fund of the trust which is an open-end management investment company organized as a Massachusetts business trust on September 10, 1976. Strategic Income's investment objective is to seek a high level of current income. The fund may also seek capital appreciation. Strategic Income seeks to achieve its investment objective by investing primarily in debt securities, including lower quality debt securities, allocated among four general investment categories: 1) high yield securities, 2) U.S. Government and investment-grade securities, 3) emerging market securities, and 4) foreign developed market securities. The fund may also invest its assets in equity securities.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Reorganization and Strategic Income that a shareholder should know before voting on the proposed Reorganization. The Statement of Additional Information dated October 22, 2001 relating to this Proxy Statement has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. This Proxy Statement is accompanied by the Prospectus (dated February 28, 2001) as supplemented on June 11, 2001, which offers shares of Strategic Income. The Statement of Additional Information for Strategic Income (dated February 28, 2001) is available upon request. Attachment 1 contains excerpts from the Annual Report of Strategic Income dated December 31, 2000. The Prospectus and Statement of Additional Information for Strategic Income have been filed with the SEC and are incorporated herein by reference. A Prospectus (dated February 28, 2001 and Supplemented June 22, 2001) and Statement of Additional Information for International Bond (dated February 28, 2001) have been filed with the SEC and are incorporated herein by reference. Copies of these documents may be obtained without charge by contacting the trust or International Bond at Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts 02109 or by calling 1-800-544-6666.

TABLE OF CONTENTS

Voting Information 1

Synopsis 3

Comparison of Other Policies of The Funds 9

Comparison of Principal Risk Factors 11

The Proposed Transaction 12

Additional Information About Strategic Income 16

Miscellaneous 17

Attachment 1. Excerpts from Annual Report of Strategic Income
Dated December 31, 2000 19

Exhibit 1. Form of Agreement and Plan of Reorganization of
International Bond. 23

PROXY STATEMENT AND PROSPECTUS
SPECIAL MEETING OF SHAREHOLDERS OF
FIDELITY® INTERNATIONAL BOND FUND

A FUND OF
FIDELITY SCHOOL STREET TRUST

82 Devonshire Street, Boston, Massachusetts 02109
1-800-544-3198

TO BE HELD ON DECEMBER 19, 2001

VOTING INFORMATION

This Proxy Statement and Prospectus (Proxy Statement) is furnished in connection with a solicitation of proxies made by, and on behalf of, the Board of Trustees of Fidelity School Street Trust (the trust) to be used at the Special Meeting of Shareholders of Fidelity International Bond Fund (International Bond) and at any adjournments thereof (the Meeting), to be held on Wednesday, December 19, 2001 at 9:30 a.m. at 27 State Street, 10th floor, Boston, Massachusetts 02109, a principal executive office of the trust and Fidelity Management & Research Company (FMR), the fund's investment adviser.

The purpose of the Meeting is set forth in the accompanying Notice. The solicitation is made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about October 22, 2001. Supplementary solicitations may be made by mail, telephone, telegraph, facsimile, electronic means, or by personal interview by representatives of the trust. In addition, D.F. King & Co., Inc. may be paid on a per-call basis to solicit shareholders on behalf of the fund at an anticipated cost of approximately $500.00. International Bond may also arrange to have votes recorded by telephone. D.F. King & Co., Inc. may also be paid on a per-call basis for vote-by-phone solicitations on behalf of the fund at an anticipated cost of approximately $500.00. If the fund records votes by telephone, it will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies given by telephone may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

The expenses in connection with preparing this Proxy Statement and its enclosures and of all solicitations, including telephone voting, will be paid by International Bond. The fund will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares.

If the enclosed proxy card is executed and returned, it may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later-dated proxy card, or by attending the Meeting and voting in person.

All proxy cards solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and which are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy card, it will be voted FOR the matters specified on the proxy card. Only proxies that are voted will be counted toward establishing a quorum. Broker non-votes are not considered voted for this purpose nor do they count toward the approval of proposals. Shareholders should note that while votes to ABSTAIN will count toward establishing a quorum, passage of any proposal being considered at the Meeting will occur only if a sufficient number of votes are cast FOR the proposal. Accordingly, votes to ABSTAIN and votes AGAINST will have the same effect in determining whether the proposal is approved. With respect to fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted, but only to the extent necessary to reach quorum at the Meeting.

If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve one or more of the proposed items are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote with respect to each item, unless directed to vote AGAINST the item, in which case such shares will be voted against the proposed adjournment with respect to that item. A shareholder vote may be taken on one or more of the items in this Proxy Statement or on any other business properly presented at the Meeting prior to such adjournment if sufficient votes have been received and it is otherwise appropriate.

On August 17, 2001 there were 8,664,926.72 and 8,505,865.85 shares issued and outstanding for International Bond and Strategic Income, respectively. International Bond shareholders of record at the close of business on October 22, 2001 will be entitled to vote at the Meeting. Each such shareholder will be entitled to one vote for each dollar of net asset value held on that date.

As of August 17, 2001, the Trustees, Members of the Advisory Board, and Officers of each fund owned, in aggregate less than 1% of each fund's outstanding shares.

As of August 17, 2001, the following owned of record or beneficially 5% or more (up to and including 25%) of International Bond's outstanding shares: General Motors Corporation, New York, NY (7.16%).

VOTE REQUIRED: Approval of the Reorganization requires the affirmative vote of a "majority of the outstanding voting securities" of International Bond. Under the Investment Company Act of 1940 (the 1940 Act), the vote of a "majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Broker non-votes are not considered "present" for this purpose.

SYNOPSIS

The following is a summary of certain information contained elsewhere in this Proxy Statement, in the Agreement, and in the Prospectuses of International Bond and Strategic Income, which are incorporated herein by this reference. Shareholders should read the entire Proxy Statement and the Prospectus of Strategic Income Fund carefully for more complete information.

The proposed reorganization (the Reorganization) would merge International Bond into Strategic Income, a bond fund also managed by FMR. If the Reorganization is approved, International Bond will cease to exist and current shareholders of the fund will become shareholders of Strategic Income instead.

The proposed Reorganization would provide International Bond shareholders with the opportunity to participate in a fund with broader investment policies, lower management fees and total expenses, and has experienced better historical performance.

Investment Objectives and Policies

The following summarizes the investment objective and policy differences between International Bond and Strategic Income:

International Bond seeks high total investment return. Strategic Income seeks a high level of current income. Strategic Income may also seek capital appreciation. International Bond concentrates its investments in foreign debt securities, including up to 35% in emerging markets. Strategic Income invests in foreign debt securities and emerging markets as well, but also invests in U.S. Government and investment-grade U.S. dollar denominated securities, making it a more diversified fund than International Bond. Strategic Income generally allocates its assets among four investment categories: high yield (approximately 40%); U.S. Government and U.S. dollar-denominated investment-grade (approximately 30%); emerging markets (approximately 15%); and foreign developed markets (approximately 15%).

Expense Structures and Investment Minimums

The management fees and other expenses of the funds, as a percentage of their average net assets, vary from year to year. The total operating expenses (the sum of their respective management fee and other expenses) of the funds for the 12 months ended June 30, 2001 were 1.21% for International Bond and 0.95% for Strategic Income. FMR has voluntary agreed to reimburse Strategic Income to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) exceed 1.10%. This arrangement may be discontinued by FMR at any time.

Neither fund has a front end-sales charge or contingent deferred sales charge. Both funds require a minimum initial investment of $2,500 and have a small balance maintenance fee of $12.00 for fund balances that fall below $2,000.

The Proposed Reorganization

Shareholders of International Bond will be asked at the Meeting to vote upon and approve the Reorganization and the Agreement, which provide for the acquisition by Strategic Income of all of the assets of International Bond in exchange solely for shares of Strategic Income and the assumption by Strategic Income of the liabilities of International Bond. International Bond will then distribute the shares of Strategic Income to its shareholders, so that each shareholder will receive the number of full and fractional shares of Strategic Income equal in value to the aggregate net asset value of the shareholder's shares of International Bond on the Closing Date (defined below). The exchange of International Bond assets for Strategic Income's shares will occur as of the close of business of the New York Stock Exchange (NYSE) on January 17, 2002, or such other time and date as the parties may agree (the Closing Date). International Bond will then be liquidated as soon as practicable thereafter. Approval of the Reorganization will be determined solely by vote of the shareholders of International Bond.

The funds have received an opinion of counsel that the Reorganization will not result in any gain or loss for Federal income tax purposes either to International Bond, Strategic Income or to the shareholders of either fund. The rights and privileges of the former shareholders of International Bond will be effectively unchanged by the Reorganization.

Performance Comparisons of the Funds

The following tables compare the funds' annual total returns and cumulative total returns for the periods indicated. Please note that total returns are based on past results and are not an indication of future performance.

ANNUAL TOTAL RETURNS
(PERIODS ENDED DECEMBER 31)

	1998*	1999	2000	2001**
International Bond	2.80%	0.46%	1.49%	-4.46%
Strategic Income	0.13%	6.35%	4.07%	2.83%

* Returns are from May 1, 1998 (commencement of operations of Strategic Income).

** Returns are from January 2, 2001 through June 30, 2001.

CUMULATIVE TOTAL RETURNS
(PERIODS ENDED JUNE 30, 2001)

	1 Year	3 Years
International Bond	-1.54%	3.61%
Strategic Income*	5.72%	15.57%

* If FMR had not reimbursed certain expenses during these periods, Strategic Income's returns would have been lower.

The following graph shows the value of a hypothetical $10,000 investment in International Bond and Strategic Income made on May 1, 1998 (commencement of operations of Strategic Income) assuming all distributions were reinvested. The graph compares the cumulative returns of the funds on a monthly basis from May 1, 1998 to June 30, 2001 and illustrates the relative volatility of their performance over shorter periods of time.

The Funds' Fees

Each fund pays its management fees and other expenses separately. The sum of a fund's management fee and other expenses is its "total operating expenses". A fund's total operating expenses, as a percentage of its average net assets, vary from year to year.

Management Fees. Each fund pays a management fee to FMR for managing its investments and business affairs which is calculated and paid to FMR every month.

Each fund's management fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by respective fund's average net assets throughout the month. The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase. The individual fund fee rate is 0.45% for Strategic Income and 0.55% for International Bond. For the 12 months ended June 30, 2001, Strategic Income's total management fee rate was 0.58% and International Bond's total management fee rate was 0.68%. For more information about the funds' current management fees, refer to their prospectuses.

Other Expenses. In addition to the management fee payable by the funds, each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. Effective April 8, 1998, FMR has voluntarily agreed to limit the total operating expenses of Strategic Income to 1.10% of average net assets (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses). This arrangement may be discontinued by FMR at any time.

International Bond's transfer agent expenses are higher than Strategic Income's due to International Bond's lower average account size. The costs of servicing those accounts will be borne by Strategic Income after the Reorganization but reductions in other non-management fees should offset the higher expenses related to transfer agent services.

The following table shows the fees and expenses of International Bond and Strategic Income for the 12 month period ended June 30, 2001 (unaudited). The table also includes pro forma fees based on the same time period after giving effect to the Reorganization.

Annual Fund Operating Expenses

Annual fund operating expenses are paid out of each fund's assets. Expenses are factored into each fund's share price or dividends and are not charged directly to shareholder accounts. The following figures are based on historical expenses as of June 30, 2001, adjusted to reflect current fees, and are calculated as a percentage of average net assets of each fund.

Shareholder fees (paid by the investor directly)	International Bond	Strategic Income	Combined Fund Pro Forma
Sales charge (load) on purchases and reinvested distributions	None	None	None
Deferred sales charge (load) on redemptions	None	None	None
Small balance maintenance fee (for fund balances under $2,000)	$12.00	$12.00	$12.00
Annual fund operating expenses (paid from fund assets)	International Bond	Strategic Income	Combined Fund Pro Forma
Management Fees	0.68%	0.58%	0.58%
Distribution and Service (12b-1)	None	None	None
Other Expenses	0.53%	0.37%	0.36%
Total annual fund operating expenses	1.21%	0.95%A	0.94%

A Effective April 8, 1998, FMR has voluntarily agreed to reimburse Strategic Income to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assists, exceed 1.10%. This arrangement may be discontinued by FMR at any time.

Examples of Effect of Fund Expenses

The following table illustrates the expenses of a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return.

	International Bond	Strategic Income	Combined Fund (Pro Forma)
1 year	$ 123	$ 97	$ 96
3 years	$ 384	$ 303	$ 300
5 years	$ 665	$ 525	$ 520
10 years	$ 1,466	$ 1,166	$ 1,155

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

Forms of Organization

Both funds are non-diversified funds of the trust, an open-end management investment company organized as a Massachusetts business trust on September 10, 1976. The trust is authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of the same Massachusetts business trust, organized under the same Declaration of Trust, the rights of the security holders of International Bond under state law and the governing documents are expected to remain unchanged after the Reorganization. For more information regarding shareholder rights, refer to the section of each fund's statement of additional information called "Description of the Trust."

Investment Objectives and Policies

The investment objective of each fund is fundamental and may not be changed without the approval of a vote of at least a majority of the outstanding voting securities of the fund. There can be no assurance that any fund will achieve its objective. With the exception of fundamental policies, investment policies of the funds can be changed without shareholder approval.

International Bond

International Bond seeks high total investment return.

FMR normally invests at least 65% of the fund's total assets in foreign debt securities. FMR currently intends to limit investments in emerging market issuers to 35% of the fund's assets. The securities of most emerging market issuers as well as some developed market issuers are lower-quality debt securities.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer. In buying and selling securities for the fund, FMR generally analyzes a security's structural features and current price compared to its long-term value and any short-term trading opportunities resulting from market inefficiencies. FMR's analysis also considers the credit, currency, and economic risks associated with the security and country of its issuer.

Strategic Income

Strategic Income seeks a high level of current income. The fund may also seek capital appreciation.

FMR expects to invest the fund's assets primarily in debt securities, including lower-quality debt securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities. FMR may also invest the fund's assets in equity securities.

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets. In normal market environments, FMR expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category, although there are no absolute limits on the percent of assets invested in each category. FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of fixed-income securities, FMR attempts to moderate the significant risks of each category through diversification.

The high yield category includes high-yielding, lower-quality debt securities consisting mainly of U.S. securities. The U.S. Government and investment-grade category includes mortgage securities, U.S. Government securities, and other investment-grade U.S. dollar denominated securities. The emerging market category includes corporate and government securities of any quality of issuers located in emerging markets. The foreign developed market category includes corporate and government securities of any quality of issuers located in developed foreign markets.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer. In buying and selling securities for the the fund, FMR generally analyzes a security's structural features and current price compared to its long-term value. In selecting foreign securities, FMR's analysis also considers the credit, currency, and economic risks associated with the security and country of its issuer. FMR may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.

COMPARISON OF OTHER POLICIES OF THE FUNDS

Diversification. Each fund is a non-diversified fund. Non-diversified funds have the ability to invest a significant percentage of the fund's assets in a single issuer. As a result changes in market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund. Generally, each fund does not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any one issuer.

Borrowing. As a matter of fundamental policy, both funds may borrow money for temporary or emergency purposes (not for leveraging or investment) and may engage in reverse repurchase agreements provided that the borrowed amounts in combination do not exceed 33-1/3% of the fund's total assets less liabilities. For these purposes, the funds may borrow money from banks or from other funds advised by FMR.

Lending. Neither fund currently intends to lend assets, other than securities, to other parties, except by lending money (up to 15% of the fund's net assets) to other funds or portfolios advised by FMR or an affiliate. As a matter of fundamental policy, each fund may not lend more than 33-1/3% of its total assets to other parties. These limitations do not apply to purchases of debt securities or to repurchase agreements.

For more information about the risks and restrictions associated with these policies, see the respective fund's prospectus, and for a more detailed discussion of the funds' investments, see their statements of additional information, which are incorporated herein by reference.

Operations of Strategic Income Following the Reorganization

FMR does not expect Strategic Income to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to the fund's management or to agents that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other agents will continue to serve Strategic Income in their current capacities. The portfolio manager of Strategic Income is expected to continue to be responsible for portfolio management after the Reorganization.

All of the current investments of International Bond are permissible investments for Strategic Income. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by International Bond and purchase other securities. Transaction costs associated with such adjustments that occur between shareholder approval and the Closing Date will be borne by the fund that incurred them. Transaction costs associated with such adjustments that occur after the Closing Date will be borne by Strategic Income.

Purchases and Redemptions

The price to buy one share of each fund is each fund's net asset value (NAV). Each fund's shares are sold without a sales charge. Shares are purchased at the next NAV after an investment is received in proper form. Each fund's NAV is normally calculated as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.

The price to sell one share of each fund is the fund's NAV. Shares are sold at the next NAV calculated after an order is received in proper form.

On June 29, 2001, International Bond closed to new accounts pending the Reorganization. International Bond shareholders as of that date can continue to purchase shares of the fund. Shareholders of each fund may redeem shares through the Closing Date of the Reorganization. If the Reorganization is approved, the purchase and redemption policies of Strategic Income will remain unchanged.

Refer to each fund's prospectus for more information regarding how to buy and redeem shares.

Exchanges

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

The exchange privilege currently offered by each fund is the same and is not expected to change after the Reorganization. Shareholders of the funds may exchange their shares of the fund for shares of any other Fidelity fund available in a shareholder's state.

Dividends and Other Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally declares dividends daily and pays them monthly. Each fund normally pays capital gain distributions in February and December.

On or before the Closing Date, International Bond may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain. It is unlikely that any gains on the sale of securities by International Bond during the period between shareholder approval and the Closing Date of the merger will generate taxable distributions to shareholders.

Federal Income Tax Consequences of the Reorganization

Each fund has received an opinion of its counsel, Kirkpatrick & Lockhart LLP, that the Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, no gain or loss will be recognized to the funds or their shareholders as a result of the Reorganization. Please see the section entitled "Federal Income Tax Considerations" for more information.

As of December 31, 2000, International Bond and Strategic Income had capital loss carryforwards for federal income tax purposes of approximately $95,321,000 and $1,310,000, respectively. Under current federal tax law, Strategic Income may be limited to using only a small portion, if any, of the capital loss carryforwards transferred by International Bond at the time of the Reorganization ("capital loss carryforwards"). There is no assurance that Strategic Income will be able to realize sufficient capital gains to use the capital loss carryforwards before they expire. The capital loss carryforwards attributable to Strategic Income will expire between December 31, 2006 and December 31, 2008. The capital loss carryforwards attributable to International Bond will expire between December 31, 2002 and December 31, 2008.

COMPARISON OF PRINCIPAL RISK FACTORS

Many factors affect each fund's performance. A fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR may invest a significant percentage of each fund's assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

The primary difference between the two funds' investment policies is that International Bond normally holds at least 65% of its total assets in foreign debt securities, including emerging market debt securities, whereas Strategic Income invests in a broader range of securities including high yield, U.S. Government and investment grade securities, as well as emerging market securities and foreign developed market securities. FMR may also invest Strategic Income's assets in equity securities.

THE PROPOSED TRANSACTION

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN INTERNATIONAL BOND AND STRATEGIC INCOME.

Reorganization Plan

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Strategic Income acquiring as of the Closing Date all of the assets of International Bond in exchange solely for shares of Strategic Income and the assumption by Strategic Income of International Bond's liabilities; and (b) the distribution of shares of Strategic Income to the shareholders of International Bond as provided for in the Agreement.

The assets of International Bond to be acquired by Strategic Income include all cash, cash equivalents, securities, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by International Bond, and any deferred or prepaid expenses shown as an asset on the books of International Bond on the Closing Date. Strategic Income will assume from International Bond all liabilities, debts, obligations, and duties of International Bond of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in the Agreement; provided, however, that International Bond will use its best efforts, to the extent practicable, to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business. Strategic Income also will deliver to International Bond the number of full and fractional shares of Strategic Income having an aggregate net asset value equal to the value of the assets of International Bond less the liabilities of International Bond as of the Closing Date. International Bond shall then distribute the Strategic Income shares pro rata to its shareholders.

The value of International Bond's assets to be acquired by Strategic Income and the amount of its liabilities to be assumed by Strategic Income will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in International Bond's then-current prospectus and statement of additional information. The net asset value of a share of Strategic Income will be determined as of the same time using the valuation procedures set forth in its then-current prospectus and statement of additional information.

As of the Closing Date, International Bond will distribute to its shareholders of record the shares of Strategic Income it received, so that each International Bond shareholder will receive the number of full and fractional shares of Strategic Income equal in value to the aggregate net asset value of shares of International Bond held by such shareholder on the Closing Date; International Bond will be liquidated as soon as practicable thereafter. Such distribution will be accomplished by opening accounts on the books of Strategic Income in the names of the International Bond shareholders and by transferring thereto shares of Strategic Income. Each International Bond shareholder's account will be credited with the respective pro rata number of full and fractional shares (rounded to the third decimal place) of Strategic Income due that shareholder. Strategic Income shall not issue certificates representing its shares in connection with such exchange.

Accordingly, immediately after the Reorganization, each former International Bond shareholder will own shares of Strategic Income equal to the aggregate net asset value of that shareholder's shares of International Bond immediately prior to the Reorganization. The net asset value per share of Strategic Income will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder interest.

Any transfer taxes payable upon issuance of shares of Strategic Income in a name other than that of the registered holder of the shares on the books of International Bond as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of International Bond is and will continue to be its responsibility up to and including the Closing Date and such later date on which International Bond is liquidated.

Pursuant to its management contract with FMR, International Bond will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and proxy statements, together with the cost of any supplementary solicitation. However, there may be some transaction costs associated with portfolio adjustments to International Bond and Strategic Income due to the Reorganization prior to the Closing Date which will be borne by International Bond and Strategic Income, respectively. Any transaction costs associated with portfolio adjustments to International Bond and Strategic Income due to the Reorganization which occur after the Closing Date and any additional merger-related costs attributable to Strategic Income which occur after the Closing Date will be borne by Strategic Income. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments. See the section entitled "Reasons for the Reorganization."

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on the shareholders' interests may be made subsequent to the Meeting.

Reasons for the Reorganization

The Board of Trustees (the Board) of the funds have determined that the Reorganization is in the best interests of the shareholders of both funds and that the Reorganization will not result in a dilution of the interests of shareholders of either fund.

In considering the Reorganization, the Board considered a number of factors, including the following:

(1) the compatibility of the funds' investment objectives and policies;

(2) the historical performance of the funds;

(3) the management fees and relative expense ratios of the funds;

(4) the costs to be incurred by each fund as a result of the Reorganization;

(5) the tax consequences of the Reorganization;

 (6) the relative size of the funds; and

(7) the benefit to FMR and to the shareholders of the funds.

FMR recommended the Reorganization to the Board at a meeting of the Board on June 14, 2001. FMR advised the Board that the merger will combine two small funds, creating a single fund with greater assets and lower expenses. Strategic Income will benefit from operational efficiencies resulting from a fund with a larger asset base. The Board also considered that International Bond shareholders would benefit from owning shares of a fund with broader investment policies, lower management fees and total expenses, and has experienced better historical performance.

Description of the Securities to be Issued

The trust is registered with the Securities and Exchange Commission (the Commission) as an open-end management investment company. The trust's Trustees are authorized to issue an unlimited number of shares of beneficial interest of separate series. Strategic Income is one of four funds of the trust which also includes International Bond. Each share of Strategic Income represents an equal proportionate interest with each other share of the fund, and each such share of Strategic Income is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of the fund is entitled to one vote for each dollar value of net asset value of the fund that shareholder owns. Shares of Strategic Income have no preemptive or conversion rights. The voting and dividend rights, the right of redemption, and the privilege of exchange are described in the fund's prospectus. Shares are fully paid and nonaccessible, except as set forth in the fund's statement of additional information under the heading "Shareholder Liability."

The trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

Federal Income Tax Considerations

The exchange of International Bond's assets for Strategic Income's shares and the assumption of the liabilities of International Bond by Strategic Income is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. The funds have received an opinion from Kirkpatrick & Lockhart LLP, counsel to International Bond and Strategic Income, substantially to the effect that:

(i) The acquisition by Strategic Income of all of the assets of International Bond solely in exchange for Strategic Income shares and the assumption by Strategic Income of International Bond's liabilities, followed by the distribution by International Bond of Strategic Income shares to the shareholders of International Bond pursuant to the liquidation of International Bond and constructively in exchange for their International Bond shares, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Code, and International Bond and Strategic Income will each be "a party to a reorganization" within the meaning of section 368(b) of the Code;

(ii) No gain or loss will be recognized by International Bond upon the transfer of all of its assets to Strategic Income in exchange solely for Strategic Income shares and Strategic Income's assumption of International Bond's liabilities, followed by International Bond's subsequent distribution of those shares to shareholders in liquidation of International Bond;

(iii) No gain or loss will be recognized by Strategic Income upon the receipt of the assets of International Bond in exchange solely for Strategic Income shares and its assumption of International Bond's liabilities;

(iv) The shareholders of International Bond will recognize no gain or loss upon the exchange of their International Bond shares solely for Strategic Income shares;

(v) The basis of International Bond's assets in the hands of Strategic Income will be the same as the basis of those assets in the hands of International Bond immediately prior to the Reorganization, and the holding period of those assets in the hands of Strategic Income will include the holding period of those assets in the hands of International Bond;

(vi) The basis of International Bond shareholders in Strategic Income shares will be the same as their basis in International Bond shares to be surrendered in exchange therefor; and

(vii)The holding period of the Strategic Income shares to be received by the International Bond shareholders will include the period during which the International Bond shares to be surrendered in exchange therefor were held, provided such International Bond shares were held as capital assets by those shareholders on the date of the Reorganization.

Shareholders of International Bond should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Capitalization

The following table shows the capitalization of the funds as of June 30, 2001 and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization.

	Net Assets	NAV Per Share	Shares Outstanding
International Bond	$ 68,816,274	$ 7.88	8,729,720
Strategic Income	$ 73,093,293	$ 9.15	7,990,543
Combined Fund Pro Forma	$ 141,909,567	$ 9.15	15,511,447

Conclusion

The Agreement and the transactions provided for therein were approved by the Board of the Trustees of the trust at a meeting held on June 14, 2001. The Board determined that the proposed Reorganization is in the best interests of shareholders of each fund and that the interests of shareholders of International Bond and Strategic Income would not be diluted as a result of the Reorganization. In the event that the Reorganization is not consummated, International Bond will continue to engage in business as a fund of a registered investment company and the trust's Board will consider other proposals for the reorganization or liquidation of the fund.

ADDITIONAL INFORMATION ABOUT STRATEGIC INCOME

Strategic Income's prospectus dated February 28, 2001 and supplement dated June 11, 2001, are enclosed with this Proxy Statement and are incorporated herein by reference. The prospectus contains additional information about the fund including its investment objective and policies, investment adviser, advisory fees and expenses, organization, and procedures for purchasing and redeeming shares. This proxy statement also contains Strategic Income's financial highlights for the three fiscal periods ended December 31, 2000, which have been updated to include the semiannual unaudited data for the six months ended June 30, 2001, as shown below:

FINANCIAL HIGHLIGHTS

Fidelity Strategic Income Fund

	Six months ended June 30, 2001
Years ended December 31,	(Unaudited)	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.130	$ 9.440	$ 9.520	$ 10.000
Income from Investment Operations
Net investment income D	.328 G	.729	.709	.469
Net realized and unrealized gain (loss)	(.026) G	(.363)	(.125)	(.466)
Total from investment operations	.302	.366	.584	.003
Less Distributions
From net investment income	(.282)	(.676)	(.664)	(.483)
Net asset value, end of period	$ 9.150	$ 9.130	$ 9.440	$ 9.520
Total Return B, C	3.31%	4.07%	6.35%	0.13%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 73,093	$ 63,242	$ 41,417	$ 24,261
Ratio of expenses to average net assets before expense reductions	.98% A	.99%	1.20%	1.64% A
Ratio of expenses to average net assets after voluntary waivers	.98% A	.99%	1.10%	1.10% A
Ratio of expenses to average net assets after all expense reductions	.97% A, F	.99%	1.10%	1.09% A, F
Ratio of net investment income to average net assets	7.15% A, G	7.94%	7.55%	7.40% A
Portfolio turnover rate	174% A	100%	134%	97% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period May 1, 1998 (commencement of operations) to December 31, 1998.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

G Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to decrease net investment income per share by $.006 and increase net realized and unrealized gain (loss) per share by $.006. Without this change the Ratio of net investment income to average net assets would have been 7.29%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

MISCELLANEOUS

Legal Matters. Certain legal matters in connection with the issuance of Strategic Income shares have been passed upon by Kirkpatrick & Lockhart LLP, counsel to the trust.

Experts. The audited financial statements of International Bond and Strategic Income incorporated by reference into the Statements of Additional Information have been examined by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders for the fiscal year ended December 31, 2000. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

Available Information. The trust is subject to the informational requirements of the Securities and Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports, proxy material, and other information with the Commission. Such reports, proxy material, and other information can be inspected and copied at the Public Reference Room maintained by the Commission at 450 Fifth Street, N.W., Washington D.C. 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington D.C. 20549, at prescribed rates.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees. Please advise Fidelity School Street Trust, in care of Fidelity Service Company, Inc., P.O. Box 789, Boston, MA 02109 whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement and the Strategic Income Prospectus you wish to receive in order to supply copies to the beneficial owners of the respective shares.

Attachment 1

EXCERPTS FROM THE ANNUAL REPORT OF
FIDELITY STRATEGIC INCOME FUND
DATED DECEMBER 31, 2000.

Cumulative Total Returns

Periods ended December 31, 2000	Past 1 year	Life of fund
Fidelity Strategic Income	4.07%	10.81%
Fidelity Strategic Income Composite	3.45%	8.84%
JP EMBI Global	14.41%	18.48%
LB Government Bond	13.24%	19.20%
ML High Yield Master II	-5.12%	-3.23%
SSB Non-US Dollar World Govt Bond	-2.63%	5.70%
Multi-Sector Income Funds Average	0.01%	n/a *

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on May 1, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Strategic Income Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index, weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 116 mutual funds. These benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Life of fund
Fidelity Strategic Income	4.07%	3.92%
Fidelity Strategic Income Composite	3.45%	3.22%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Strategic Income Fund on May 1, 1998, when the fund started. As the chart shows, by December 31, 2000, the value of the investment would have grown to $11,081 - a 10.81% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities - did over the same period. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $9,677 - a 3.23% decrease. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Global, Lehman Brothers Government Bond Index, Merrill Lynch High Yield Master II Index, and the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index, according to the fund's neutral mix.* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,884 - an 8.84% increase.

* Currently 40% high-yield, 30% U.S. government and investment-grade bonds, 15% emerging-markets, and 15% foreign developed-markets.

The following is an interview with John Carlson, Lead Portfolio Manager of Fidelity Strategic Income Fund, with additional comments from Kevin Grant on U.S. government and investment-grade securities; Mark Notkin on high-yield securities; and Ian Spreadbury on foreign developed-market securities. John Carlson also manages the emerging-markets portion of the fund.

Q. How did the fund perform, John?

J.C. For the 12 months that ended December 31, 2000, the fund returned 4.07%. The multi-sector income funds average, as tracked by Lipper Inc. returned 0.01%, while the Fidelity Strategic Income Composite benchmark returned 3.45% during the same period.

Q. Why did the fund outperform its benchmarks?

J.C. Each of the four subportfolios that make up the fund surpassed its respective benchmark. The portfolio managers will detail how they managed their subportfolios and were able to achieve this success.

Q. Kevin, how did the U.S. government bond market fare?

K.G. The past year was a good one for the U.S. Treasuries market. Stock market uncertainty coupled with fears that the U.S. economy was slowing led investors to seek safety in U.S. government-backed securities. The U.S. Treasury used its large budget surplus to reduce Treasury bill, note and bond auctions and continue its high-coupon bond buyback program. These factors combined to create a shortage in an asset class that was much in demand. By mid-year, the markets began to anticipate that interest rates would be eased. As the third quarter progressed, fears of inflation lessened, while concerns of recession came to the forefront as many large companies pre-announced earnings misses. Looking ahead, I believe that the U.S. budget surplus and low inflationary pressures will continue to be key factors in keeping U.S. Treasuries in short supply.

Q. Mark, what drove the high-yield subportfolio's outperformance?

M.N. Despite weakness in the market driven by a slowing U.S. economy and expectations of increasing default rates, the subportfolio significantly outperformed its benchmark mainly due to superior security selection. Positive contributors included securities of Winstar, VoiceStream and Chancellor Media. Bonds of Winstar, a wireless CLEC (competitive local exchange carrier), benefited from a refinancing of its capital structure earlier in the year. The fund sold the position prior to year-end. Securities of VoiceStream, a national wireless operator, rose due to strong industry fundamentals, solid execution and an announced merger with Deutsche Telecom. Chancellor Media was acquired by Clear Channel Communications, making it one of the largest outdoor media companies in the world. The subportfolio was negatively affected by an overweighted position in telecommunications and an underweighting in energy, but this was more than offset by an overweighting in broadcasting and underweighted positions in the automotive, steel and entertainment sectors. My outlook for the high-yield market is cautiously optimistic. While economic growth has clearly slowed, credit spreads have reached levels not seen since the end of 1990 when the economy was in a recession. High absolute yields and wide credit spreads should attract investors and increase demand for high-yield securities.

Q. John, how did the emerging-markets debt subportfolio surpass its benchmark?

J.C. Restructurings, politics and the intervention of the International Monetary Fund (IMF) were significant drivers of emerging-markets debt this year. Restructuring stories included the top two performers in the index - Ecuador and Russia. After a default in 1999 and a military coup in January, Ecuador's new president introduced crucial economic reforms including the adoption of the U.S. dollar as its currency. In July, the country reached a restructuring agreement with its private creditors and emerged from default. Russia also completed a restructuring of its external debt. In addition, the country elected its second president since the fall of communism. Continued reforms, current account surpluses and a massive reserve stockpiling helped bolster its debt prices. As reforms and restructurings in Russia and Ecuador were shaping up, I overweighted both positions relative to the benchmark, which contributed significantly to absolute and relative performance. The most noteworthy political event in emerging markets was Mexico's July elections, in which power was successfully transitioned from a party that had ruled the country for over 70 years. Finally, the proactive intervention of the IMF - in Argentina to provide liquidity and help bolster confidence, and in Turkey to stave off a banking crisis - was of critical importance.

Q. Ian, what events affected non-U.S. developed-country debt?

I.S. Economic growth in the United Kingdom peaked mid-year as the economy began to slow in the third and fourth quarters. Supply considerations led to strong performance in government bonds, especially longer-dated bonds, while heavy merger activity and equity volatility led to poor performance in lower-rated corporate bonds. As a result, I increased exposure to longer-dated government bonds in the first half of 2000. The euro-market countries did not follow the same economic cycle, although economic growth showed signs of peaking in the third quarter. I reduced exposure to corporate bonds since the high level of new issuance - combined with equity volatility, increased merger activity and mobile telephone auctions - led to relatively weak performance in corporate bonds. In Japan, the fund remained invested in euro-yen bonds and I kept duration short since yields were low. The Canadian economy was strong and the portfolio invested in government securities due to limited supply and quality constraints of corporate bonds. My outlook for the developed-country market is generally positive with the exception of Japan. If the U.S. avoids an economic "hard landing," the outlook for global government and corporate bond markets is good.

Q. John, what's your outlook for the fund?

J.C. I remain constructive on global markets. With that in mind, the fund will maintain its strategic allocations among the four subportfolios. In the high-yield and emerging-markets subportfolios, we will focus Fidelity's research efforts on selecting companies and countries positioned to outperform across a broad range of scenarios. I also anticipate that the foreign developed markets and investment-grade subportfolios will continue to provide the currency diversification and liquidity benefits that make them so valuable when the economic outlook is uncertain.

The views expressed in this report reflect those of the portfolio managers only through December 31, 2000 and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

EXHIBIT 1

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of October 22, 2001, by and between Fidelity International Bond Fund (International Bond) and Fidelity Strategic Income Fund (Strategic Income), funds of Fidelity School Street Trust (the trust). The trust is a duly organized business trust under the laws of the Commonwealth of Massachusetts with its principal place of business at 82 Devonshire Street, Boston, Massachusetts 02109. Strategic Income and International Bond may be referred to herein collectively as the "Funds" or each individually as the "Fund."

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of International Bond to Strategic Income solely in exchange for shares of beneficial interest in Strategic Income (the Strategic Income Shares) and the assumption by Strategic Income of International Bond's liabilities; and (b) the constructive distribution of such shares by International Bond pro rata to its shareholders in complete liquidation and termination of International Bond in exchange for all of International Bond's outstanding shares. International Bond shall receive shares of Strategic Income having an aggregate net asset value equal to the value of the assets of International Bond on the Closing Date (as defined in section 6), which International Bond shall then distribute pro rata to its shareholders. The foregoing transactions are referred to herein as the "Reorganization."

In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1. REPRESENTATIONS AND WARRANTIES OF INTERNATIONAL BOND. International Bond represents and warrants to and agrees with Strategic Income that:

(a) International Bond is a series of Fidelity School Street Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) Fidelity School Street Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

(c) The prospectus and statement of additional information of International Bond dated February 28, 2001 and supplement to the prospectus, dated June 22, 2001, previously furnished to Strategic Income, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) There are no material legal, administrative, or other proceedings pending or, to the knowledge of International Bond, threatened against International Bond which assert liability on the part of International Bond. International Bond knows of no facts which might form the basis for the institution of such proceedings;

(e) International Bond is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of International Bond, of any agreement, indenture, instrument, contract, lease, or other undertaking to which International Bond is a party or by which International Bond is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which International Bond is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of International Bond at December 31, 2000, have been audited by PricewaterhouseCoopers LLP, independent accountants, and have been furnished to Strategic Income together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended June 30, 2001. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Fund's financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect its results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) International Bond has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of December 31, 2000 and those incurred in the ordinary course of International Bond's business as an investment company since December 31, 2000;

(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by Fidelity School Street Trust on Form N-14 relating to the shares of Strategic Income issuable hereunder and the proxy statement of International Bond included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to International Bond (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date, the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to International Bond, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(i) All material contracts and commitments of International Bond (other than this Agreement) will be terminated without liability to International Bond prior to the Closing Date (other than those made in connection with redemptions of shares and the purchase and sale of portfolio securities made in the ordinary course of business);

(j) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by International Bond of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the District of Columbia and Puerto Rico);

(k) International Bond has filed or will file all federal and state tax returns which, to the knowledge of International Bond's officers, are required to be filed by International Bond and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of International Bond's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) International Bond has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its taxable year ending on the Closing Date;

(m) All of the issued and outstanding shares of International Bond are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonaccessible as a matter of Massachusetts law (except as disclosed in the Fund's Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of International Bond will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to Strategic Income in accordance with this Agreement;

(n) As of both the Valuation Time (as defined in Section 4) and the Closing Date, International Bond will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of International Bond to be transferred to Strategic Income pursuant to this Agreement. As of the Closing Date, subject only to the delivery of International Bond's portfolio securities and any such other assets as contemplated by this Agreement, Strategic Income will acquire International Bond's portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to Strategic Income) and without any restrictions upon the transfer thereof; and

(o) The execution, performance, and delivery of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of International Bond, and this Agreement constitutes a valid and binding obligation of International Bond enforceable in accordance with its terms, subject to shareholder approval.

2. REPRESENTATIONS AND WARRANTIES OF STRATEGIC INCOME. Strategic Income represents and warrants to and agrees with International Bond that:

(a) Strategic Income is a series of Fidelity School Street Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) Fidelity School Street Trust is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

(c) The prospectus and statement of additional information of Strategic Income, dated February 28, 2001 and supplement to the prospectus dated June 11, 2001, previously furnished to International Bond did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) There are no material legal, administrative, or other proceedings pending or, to the knowledge of Strategic Income, threatened against Strategic Income which assert liability on the part of Strategic Income. Strategic Income knows of no facts which might form the basis for the institution of such proceedings;

(e) Strategic Income is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of Strategic Income, of any agreement, indenture, instrument, contract, lease, or other undertaking to which Strategic Income is a party or by which Strategic Income is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which Strategic Income is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of Strategic Income at December 31, 2000, have been audited by PricewaterhouseCoopers LLP, independent accountants, and have been furnished to International Bond together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended June 30, 2001. Said Statement of Assets and Liabilities and Schedule of Investments fairly present its financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect its results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) Strategic Income has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of December 31, 2000 and those incurred in the ordinary course of Strategic Income's business as an investment company since December 31, 2000;

(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Strategic Income of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the District of Columbia and Puerto Rico);

(i) Strategic Income has filed or will file all federal and state tax returns which, to the knowledge of Strategic Income's officers, are required to be filed by Strategic Income and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of Strategic Income's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j) Strategic Income has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on December 31, 2001;

(k) As of the Closing Date, the shares of beneficial interest of Strategic Income to be issued to International Bond will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonaccessible (except as disclosed in the Fund's Statement of Additional Information) by Strategic Income, and no shareholder of Strategic Income will have any preemptive right of subscription or purchase in respect thereof;

(l) The execution, performance, and delivery of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of Strategic Income, and this Agreement constitutes a valid and binding obligation of Strategic Income enforceable in accordance with its terms, subject to approval by the shareholders of International Bond;

(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to Strategic Income, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to Strategic Income, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n) The issuance of the Strategic Income Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and

(o) All of the issued and outstanding shares of beneficial interest of Strategic Income have been offered for sale and sold in conformity with the federal securities laws.

3. REORGANIZATION.

(a) Subject to the requisite approval of the shareholders of International Bond and to the other terms and conditions contained herein, International Bond agrees to assign, sell, convey, transfer, and deliver to Strategic Income as of the Closing Date all of the assets of International Bond of every kind and nature existing on the Closing Date. Strategic Income agrees in exchange therefor: (i) to assume all of International Bond's liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to International Bond the number of full and fractional shares of Strategic Income having an aggregate net asset value equal to the value of the assets of International Bond transferred hereunder, less the value of the liabilities of International Bond, determined as provided for under Section 4.

(b) The assets of International Bond to be acquired by Strategic Income shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by International Bond, and any deferred or prepaid expenses shown as an asset on the books of International Bond on the Closing Date. International Bond will pay or cause to be paid to Strategic Income any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to Strategic Income hereunder, and Strategic Income will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

(c) The liabilities of International Bond to be assumed by Strategic Income shall include (except as otherwise provided for herein) all of International Bond's liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, International Bond agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, International Bond will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Strategic Income Shares in exchange for such shareholders' shares of beneficial interest in International Bond and International Bond will be liquidated in accordance with International Bond's Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds' transfer agent opening accounts on Strategic Income's share transfer books in the names of the International Bond shareholders and transferring the Strategic Income Shares thereto. Each International Bond shareholder's account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) Strategic Income Shares due that shareholder. All outstanding International Bond shares, including any represented by certificates, shall simultaneously be canceled on International Bond's share transfer records. Strategic Income shall not issue certificates representing the Strategic Income Shares in connection with the Reorganization.

(e) Any reporting responsibility of International Bond is and shall remain its responsibility up to and including the date on which it is terminated.

(f) Any transfer taxes payable upon issuance of the Strategic Income shares in a name other than that of the registered holder on International Bond's books of the International Bond shares constructively exchanged for the Strategic Income Shares shall be paid by the person to whom such Strategic Income Shares are to be issued, as a condition of such transfer.

4. VALUATION.

(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).

(b) As of the Closing Date, Strategic Income will deliver to International Bond the number of Strategic Income Shares having an aggregate net asset value equal to the value of the assets of International Bond transferred hereunder less the liabilities of International Bond, determined as provided in this Section 4.

(c) The net asset value per share of the Strategic Income Shares to be delivered to International Bond, the value of the assets of International Bond transferred hereunder, and the value of the liabilities of International Bond to be assumed hereunder shall in each case be determined as of the Valuation Time.

(d) The net asset value per share of the Strategic Income Shares shall be computed in the manner set forth in the then-current Strategic Income prospectus and statement of additional information, and the value of the assets and liabilities of International Bond shall be computed in the manner set forth in the then-current International Bond prospectus and statement of additional information.

(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR Corp., in accordance with its regular practice as pricing agent for International Bond and Strategic Income.

5. FEES; EXPENSES.

(a) International Bond shall be responsible for all expenses, fees and other charges in connection with the transactions contemplated by this Agreement. Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to Strategic Income will be borne by Strategic Income.

(b) Each of Strategic Income and International Bond represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6. CLOSING DATE.

(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the trust, 82 Devonshire Street, Boston, Massachusetts, as of the Valuation Time on January 17, 2002, or at some other time, date, and place agreed to by International Bond and Strategic Income (the Closing Date).

(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of International Bond and the net asset value per share of Strategic Income is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

7. SHAREHOLDER MEETING AND TERMINATION OF INTERNATIONAL BOND.

(a) International Bond agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to Strategic Income as herein provided, adopting this Agreement, and authorizing the liquidation of International Bond.

(b) International Bond agrees that as soon as reasonably practicable after distribution of the Strategic Income Shares, International Bond shall be terminated as a series of Fidelity School Street Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date International Bond shall not conduct any business except in connection with its liquidation and termination.

8. CONDITIONS TO OBLIGATIONS OF STRATEGIC INCOME.

The obligations of Strategic Income hereunder shall be subject to the following conditions:

(a) That International Bond furnishes to Strategic Income a statement, dated as of the Closing Date, signed by an officer of the trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of International Bond made in this Agreement are true and correct in all material respects and that International Bond has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

(b) That International Bond furnishes Strategic Income with copies of the resolutions, certified by an officer of the trust, evidencing the adoption of this Agreement and the approval of the transactions contemplated herein by the requisite vote of the holders of the outstanding shares of beneficial interest of International Bond;

(c) That, on or prior to the Closing Date, International Bond will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of International Bond substantially all of International Bond's investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;

(d) That International Bond shall deliver to Strategic Income at the Closing a statement of its assets and liabilities, together with a list of its portfolio securities showing each such security's adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time, certified on International Bond's behalf by its Treasurer or Assistant Treasurer;

(e) That International Bond's custodian shall deliver to Strategic Income a certificate identifying the assets of International Bond held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to Strategic Income; (ii) International Bond's assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian's knowledge, all necessary taxes in conjunction with the delivery of the assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made;

(f) That International Bond's transfer agent shall deliver to Strategic Income at the Closing a certificate setting forth the number of shares of International Bond outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder;

(g) That International Bond calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to Strategic Income as herein provided, adopting this Agreement, and authorizing the liquidation and termination of International Bond;

(h) That International Bond delivers to Strategic Income a certificate of an officer of Fidelity School Street Trust, dated as of the Closing Date, that there has been no material adverse change in International Bond's financial position since December 31, 2000, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

(i) That all of the issued and outstanding shares of beneficial interest of International Bond shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of International Bond or its transfer agent by Strategic Income or its agents shall have revealed otherwise, International Bond shall have taken all actions that in the opinion of Strategic Income are necessary to remedy any prior failure on the part of International Bond to have offered for sale and sold such shares in conformity with such laws.

9. CONDITIONS TO OBLIGATIONS OF INTERNATIONAL BOND.

The obligations of International Bond hereunder shall be subject to the following conditions:

(a) That Strategic Income shall have executed and delivered to International Bond an Assumption of Liabilities, certified by an officer of Fidelity School Street Trust, dated as of the Closing Date pursuant to which Strategic Income will assume all of the liabilities of International Bond existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

(b) That Strategic Income furnishes to International Bond a statement, dated as of the Closing Date, signed by an officer of Fidelity School Street Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of Strategic Income made in this Agreement are true and correct in all material respects, and Strategic Income has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

(c) That International Bond shall have received an opinion of Kirkpatrick & Lockhart LLP, counsel to International Bond and Strategic Income, to the effect that the Strategic Income Shares are duly authorized and upon delivery to International Bond as provided in this Agreement will be validly issued and will be fully paid and nonaccessible by Strategic Income (except as disclosed in Strategic Income's statement of additional information) and no shareholder of Strategic Income has any preemptive right of subscription or purchase in respect thereof.

10. CONDITIONS TO OBLIGATIONS OF STRATEGIC INCOME AND INTERNATIONAL BOND.

(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of International Bond;

(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, which term as used herein shall include the District of Columbia and Puerto Rico, and including "no action" positions of such federal or state authorities) deemed necessary by Strategic Income or International Bond to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of Strategic Income or International Bond, provided that either party hereto may for itself waive any of such conditions;

(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Kirkpatrick & Lockhart LLP;

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Strategic Income and International Bond, threatened by the Commission; and

(f) That Strategic Income and International Bond shall have received an opinion of Kirkpatrick & Lockhart LLP satisfactory to Strategic Income and International Bond that for federal income tax purposes:

(i) The Reorganization will be a reorganization under Section 368(a)(1)(C) of the Code, and International Bond and Strategic Income will each be parties to the Reorganization under Section 368(b) of the Code;

(ii) No gain or loss will be recognized by International Bond upon the transfer of all of its assets to Strategic Income in exchange solely for the Strategic Income Shares and the assumption of International Bond's liabilities followed by the distribution of those Strategic Income Shares to the shareholders of International Bond in liquidation of International Bond;

(iii) No gain or loss will be recognized by Strategic Income on the receipt of International Bond's assets in exchange solely for the Strategic Income Shares and the assumption of International Bond's liabilities;

(iv) The basis of International Bond's assets in the hands of Strategic Income will be the same as the basis of such assets in International Bond's hands immediately prior to the Reorganization;

(v) Strategic Income's holding period in the assets to be received from International Bond will include International Bond's holding period in such assets;

(vi) An International Bond shareholder will recognize no gain or loss on the exchange of his or her shares of beneficial interest in International Bond for the Strategic Income Shares in the Reorganization;

(vii) An International Bond shareholder's basis in the Strategic Income Shares to be received by him or her will be the same as his or her basis in the International Bond shares exchanged therefor; and

(viii) An International Bond shareholder's holding period for his or her Strategic Income Shares will include the holding period of International Bond shares exchanged, provided that those International Bond shares were held as capital assets on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither International Bond nor Strategic Income may waive the conditions set forth in this subsection 10(f).

11. COVENANTS OF STRATEGIC INCOME AND INTERNATIONAL BOND.

(a) Strategic Income and International Bond each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions;

(b) International Bond covenants that it is not acquiring the Strategic Income Shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

(c) International Bond covenants that it will assist Strategic Income in obtaining such information as Strategic Income reasonably requests concerning the beneficial ownership of International Bond's shares; and

(d) International Bond covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law and after the Closing Date, International Bond will not conduct any business except in connection with its liquidation and termination.

12. TERMINATION; WAIVER.

Strategic Income and International Bond may terminate this Agreement by mutual agreement. In addition, either Strategic Income or International Bond may at its option terminate this Agreement at or prior to the Closing Date because:

(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

In the event of any such termination, there shall be no liability for damages on the part of International Bond or Strategic Income, or their respective Trustees or officers.

13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President or Treasurer of Strategic Income or International Bond; provided, however, that following the shareholders' meeting called by International Bond pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Strategic Income Shares to be paid to International Bond shareholders under this Agreement to the detriment of such shareholders without their further approval.

(c) Except as otherwise provided herein, either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund's shareholders.

The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14. DECLARATIONS OF TRUST.

A copy of the Declaration of Trust, as restated and amended, is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund's Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually, to the Trustees of such Fund or to any series of the trust.

15. ASSIGNMENT.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.

[SIGNATURE LINES OMITTED]

GLO-pxs-1001 CUSIP #315910109/FUND #451
1.763287.100

Important Proxy Materials

PLEASE CAST YOUR VOTE NOW!

Dear Shareholder:

I am writing to ask you for your vote on an important proposal to merge Fidelity International Bond Fund into Fidelity Strategic Income Fund. A shareholder meeting is scheduled for December 19, 2001. Votes received in time to be counted at the meeting will decide whether the merger takes place. This package contains information about the proposal and includes all the materials you will need to vote by mail.

The funds' Board of Trustees has reviewed the proposed merger and has recommended that the proposed merger be presented to shareholders. The Trustees, most of who are not affiliated with Fidelity, are responsible for protecting your interests as a shareholder. The Trustees have determined that the proposed merger is in shareholders' best interest. However, the final decision is up to you.

The proposed merger would provide shareholders of Fidelity International Bond Fund with an opportunity to participate in a more diversified fund with lower total expenses and better historical performance. The investment objective of Fidelity International Bond Fund is to seek high total investment return. Fidelity Strategic Income Fund seeks a high level of current income and may also seek capital appreciation. The principal difference between the funds is that Fidelity International Bond Fund concentrates its investments in foreign debt securities and emerging markets, while Fidelity Strategic Income Fund is more diversified, investing in high yield, U.S. government and U.S. dollar investment grade securities, as well as foreign and emerging market debt. As you know, in anticipation of the proposed merger, Fidelity International Bond Fund was closed to new accounts at the close of business on June 29, 2001. We have attached a Q&A to assist you in understanding the proposal. The enclosed proxy statement includes a detailed description of the proposed merger.

Please read the enclosed materials and promptly cast your vote on the proxy card(s). You are entitled to one vote for each dollar of net asset value you own of the fund on the record date (October 22, 2001). Your vote is extremely important, no matter how large or small your holdings may be.

Voting by is quick and easy. Everything you need is enclosed. To cast your vote, simply complete the proxy card(s) enclosed in this package. Be sure to sign the card(s) before mailing it in the postage-paid envelope. You may also vote your shares by touch-tone telephone by calling the toll-free number printed on your proxy card(s) and following the recorded instructions.

If you have any questions before you vote, please call us at 1-800-544-3198. We will be glad to help you get your vote in quickly. Thank you for your participation in this important initiative for your funds.

Sincerely,

Edward C. Johnson 3d

Chairman and Chief Executive Officer

Important information to help you understand and vote on the proposals

Please read the full text of the enclosed proxy statement. Below is a brief overview of the proposals to be voted upon. Your vote is important. We appreciate you placing your trust in Fidelity and look forward to helping you achieve your financial goals.

What proposal am I being asked to vote on?

Shareholders of the fund are being asked to vote on the following proposal:

1. To approve an Agreement and Plan of Reorganization (the Agreement) between Fidelity International Bond Fund and Fidelity Strategic Income Fund. The Agreement provides for the transfer of all of the assets of Fidelity International Bond Fund to Fidelity Strategic Income Fund in exchange solely for shares of beneficial interest of Fidelity Strategic Income Fund and the assumption by Fidelity Strategic Income Fund of Fidelity International Bond Fund's liabilities. As a result, Fidelity Strategic Income Fund shares will be distributed to shareholders of Fidelity International Bond Fund in liquidation of Fidelity International Bond Fund.

What is the reason for and advantages of this merger?

The proposed merger would combine two small funds, creating a single fund with greater assets and lower expenses and provide shareholders of Fidelity International Bond Fund with an opportunity to invest in a fund with broader investment policies, and a lower management fee. Fidelity Strategic Income Fund has significantly outperformed Fidelity International Bond Fund in each of the last two years, as evidenced by historical performance. Please keep in mind that past performance is no guarantee of future results.

Annual Total Returns (periods ended December 31)

	2000	1999
Fidelity International Bond Fund	1.49%	0.46%
Fidelity Strategic Income Fund	4.07%	6.35%

Do the funds being merged have similar investment objectives?

No. Fidelity International Bond Fund seeks high total investment return. Fidelity Strategic Income Fund seeks a high level of current income and may also seek capital appreciation.

Is the merger considered a taxable event for federal income tax purposes?

No, the exchange of shares in the fund merger transaction will not result in a gain or loss for federal income tax purposes.

How will you determine the number of shares of Fidelity Strategic Income that I will receive?

As of the close of business of the New York Stock Exchange on the Closing Date of the merger, shareholders will receive the number of full and fractional shares of Fidelity Strategic Income Fund that is equal in value to the net asset value of their shares of Fidelity International Bond Fund on that date. The anticipated Closing Date is January 17, 2002.

What if there are not enough votes to reach quorum by the scheduled shareholder meeting date?

To facilitate receiving sufficient votes, we will need to take further action. Fidelity, or D.F. King & Co., Inc., a proxy solicitation firm, may contact you by mail or telephone. Therefore, we encourage shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls.

If there are not sufficient votes to approve the proposals by the time of the Shareholder Meeting (December 19, 2001), the meeting may be adjourned to permit further solicitation of proxy votes.

Has the fund's Board of Trustees approved the proposal?

Yes. The Board of Trustees has unanimously approved the merger proposal and recommends that you vote to approve the merger.

How many votes am I entitled to cast?

As a shareholder, you are entitled to one vote for each dollar of net asset value you own of Fidelity International Bond Fund on the record date. The record date is October 22, 2001.

How do I vote my shares?

You can vote your shares by completing and signing the enclosed proxy card(s), and mailing it in the enclosed postage paid envelope; or by touch-tone telephone using the toll-free number located on your proxy card. If you need any assistance, or have any questions regarding the proposal or how to vote your shares, please call Fidelity at 1-800-544-3198.

How do I sign the proxy card?

Individual Accounts: Shareholders should sign exactly as their names appear on the account registration shown on the card.

Joint Accounts: Either owner may sign, but the name of the person signing should conform exactly to a name shown in the registration.

All Other Accounts: The person signing must indicate his or her capacity. For example, a trustee for a trust or other entity should sign, "Ann B. Collins, Trustee."

Fidelity (logo) Investments®	Vote this proxy card TODAY!
PO Box 770001	Your prompt response will save the expense
Cincinnati, Ohio 45277-0002	of additional mailings

Voting is easier than ever!
Vote by Phone by calling toll-free 1-888-221-0697
or return the signed proxy card in the enclosed envelope.

*** CONTROL NUMBER: ____________ ***

(downtriangle) Please detach card at perforation before mailing. (downtriangle)

Fidelity School Street Trust: Fidelity International Bond Fund
PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Edward C. Johnson 3d, Eric D. Roiter and Robert M. Gates, or any one or more of them, attorneys, with full power of substitution, to vote all shares of Fidelity School Street Trust as indicated above which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held at an office of the trust at 27 State Street, 10th Floor, Boston, MA 02109, on December 19, 2001 at 9:30 am and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposals described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

(downtriangle) Date _____________________, 2001
PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE.
|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	___________________________________ ___________________________________ ___________________________________ ___________________________________
Signature(s) (Title(s), if applicable)

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc.,please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person's title.

(downtriangle)	(downtriangle)

Please refer to the Proxy Statement discussion of each of this matter.

IF NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSALS.

As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR EACH OF THE FOLLOWING:

(downtriangle) Please detach card at perforation before mailing. (downtriangle)
(downtriangle) Please fill in box(es) as shown using black or blue ink or number 2 pencil. (square3)			(downtriangle)
PLEASE DO NOT USE FINE POINT PENS.
	FOR	AGAINST	ABSTAIN

1. To approve an Agreement and Plan of Reorganization between Fidelity International Bond Fund and Fidelity Strategic Income Fund providing for the merger of Fidelity International Bond Fund into Fidelity Strategic Income Fund.

	(_)	(_)	(_) 1.
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GLO-PXC-1001	451

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity®

Strategic Income

Fund

(fund number 368, trading symbol FSICX)

Prospectus

February 28, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	9	Investment Summary
	10	Performance
	11	Fee Table
Fund Basics	13	Investment Details
	16	Valuing Shares
Shareholder Information	17	Buying and Selling Shares
	22	Exchanging Shares
	23	Account Features and Policies
	26	Dividends and Capital Gain Distributions
	27	Tax Consequences
Fund Services	29	Fund Management
	30	Fund Distribution
Appendix	32	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Strategic Income Fund seeks a high level of current income. The fund may also seek capital appreciation.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Investing primarily in debt securities, including lower-quality debt securities.
  Allocating the fund's assets among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities.
  Potentially investing in equity securities.
  Using a neutral mix of approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets.
  Analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, and economic risks of the security and its issuer to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

Prospectus

Fund Summary - continued

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Performance

The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Strategic Income also compares its performance to the performance of a combination of market indexes over various periods of time. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

Strategic Income
Calendar Years	1999	2000
	6.35%	4.07%



During the periods shown in the chart for Strategic Income, the highest return for a quarter was 3.26% (quarter ended December 31, 1999) and the lowest return for a quarter was 0.12% (quarter ended September 30, 1999).

Average Annual Returns

For the periods ended December 31, 2000	Past 1 year	Life of fundA
Strategic Income	4.07%	3.92%
ML High Yield Master II Index	-5.12%	-1.22%
Lipper Multi-Sector Income Funds Average	0.01%	--
Fidelity Strategic Income Composite Index	3.45%	3.22%

A From May 1, 1998.

Prospectus

Fund Summary - continued

If FMR had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

Fidelity Strategic Income Composite Index is a hypothetical representation of the performance of the fund's four general investment categories according to their respective weighting in the fund's neutral mix (40% high yield, 30% U.S. Government and investment-grade, 15% foreign developed markets, and 15% emerging markets). The following indexes are used to calculate the composite index: high yield - the Merrill Lynch High Yield Master II Index, U.S. Government and investment-grade - the Lehman Brothers Government Bond Index, foreign developed markets - the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index, and emerging markets - the J.P. Morgan Emerging Markets Bond Index Global. The index weightings of the composite index are rebalanced monthly.

The Lehman Brothers Government Bond Index is a market value-weighted index of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more.

Salomon Smith Barney Non-U.S. Dollar World Government Bond Index is a market value-weighted index that is designed to represent the performance of 16 world government bond markets, excluding the United States. Issues included in the index have fixed-rate coupons and maturities of one year or more.

J.P. Morgan Emerging Markets Bond Index Global is a market value-weighted index of U.S. dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets' sovereign and quasi-sovereign entities. The index currently covers 27 emerging markets countries.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. The annual fund operating expenses provided below for the fund are based on historical expenses.

Prospectus

Fund Summary - continued

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Annual account maintenance fee (for accounts under $2,000)	$12.00

Annual fund operating expenses (paid from fund assets)

Management fee	0.58%
Distribution and Service (12b-1) fee	None
Other expenses	0.41%
Total annual fund operating expensesA	0.99%

A Effective April 8, 1998, FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.10%. This arrangement may be discontinued by FMR at any time.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account at the end of each time period indicated:

1 year	$ 101
3 years	$ 315
5 years	$ 547
10 years	$ 1,213

Prospectus

Fund Basics

Investment Details

Investment Objective

Strategic Income Fund seeks a high level of current income. The fund may also seek capital appreciation.

Principal Investment Strategies

FMR expects to invest the fund's assets primarily in debt securities, including lower-quality debt securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities. FMR may also invest the fund's assets in equity securities.

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets. In normal market environments, FMR expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category, although there are no absolute limits on the percent of assets invested in each category. FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of fixed-income securities, FMR attempts to moderate the significant risks of each category through diversification.

The high yield category includes high-yielding, lower-quality debt securities consisting mainly of U.S. securities. The U.S. Government and investment-grade category includes mortgage securities, U.S. Government securities, and other investment-grade U.S. dollar denominated securities. The emerging market category includes corporate and government securities of any quality of issuers located in emerging markets. The foreign developed market category includes corporate and government securities of any quality of issuers located in developed foreign markets.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR generally analyzes a security's structural features and current price compared to its long-term value. In selecting foreign securities, FMR's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. FMR may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, mortgage and other asset-backed securities, and loans and loan participations.

Principal Investment Risks

Many factors affect the fund's performance. The fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR may invest a significant percentage of the fund's assets in a single issuer, the fund's performance could be closely tied to the market value of that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Prospectus

Fund Basics - continued

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Prospectus

Fund Basics - continued

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Strategic Income Fund seeks a high level of current income. The fund may also seek capital appreciation.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing the fund's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services LLC (FBS LLC). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

For account, product, and service information, please use the following web site and phone numbers:

  For information over the Internet, visit Fidelity's web site at www.fidelity.com.
  For accessing account information automatically by phone, use Fidelity Automated Service Telephone (FAST®), 1-800-544-5555.
  For exchanges, redemptions, and account assistance, 1-800-544-6666.
  For mutual fund and brokerage information, 1-800-544-6666.
  For retirement information, 1-800-544-4774.
  TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time).

Please use the following addresses:

Buying Shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling Shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-9865

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

You may buy or sell shares of the fund through a retirement account or an investment professional. If you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in the fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

Prospectus

Shareholder Information - continued

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account
Individual or Joint Tenant For your general investment needs
Retirement For tax-advantaged retirement savings
Traditional Individual Retirement Accounts (IRAs)
Roth IRAs
Rollover IRAs
401(k) Plans and certain other 401(a)-qualified plans
Keogh Plans
SIMPLE IRAs
Simplified Employee Pension Plans (SEP-IRAs)
Salary Reduction SEP-IRAs (SARSEPs)
403(b) Custodial Accounts
Deferred Compensation Plans (457 Plans)
Gifts or Transfers to a Minor (UGMA, UTMA) To invest for a child's education or other future needs
Trust For money being invested by a trust
Business or Organization  For investment needs of corporations, associations, partnerships, or other groups

Buying Shares

The price to buy one share of the fund is the fund's NAV. The fund's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your investment is received in proper form.

Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  Fidelity does not accept cash.
  When making a purchase with more than one check, each check must have a value of at least $50.
  Fidelity reserves the right to limit the number of checks processed at one time.
  If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Prospectus

Shareholder Information - continued

Minimums
To Open an Account	$2,500
For certain Fidelity retirement accountsA	$500
To Add to an Account	$250
Through regular investment plans	$100
Minimum Balance	$2,000
For certain Fidelity retirement accountsA	$500

A Fidelity Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

There is no minimum account balance or initial or subsequent purchase minimum for investments through Portfolio Advisory ServicesSM , a mutual fund or a qualified state tuition program for which FMR or an affiliate serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, the fund may waive or lower purchase minimums in other circumstances.

Key Information
Phone 1-800-544-6666

To Open an Account

  Exchange from another Fidelity fund. Call the phone number at left.

To Add to an Account

  Exchange from another Fidelity fund. Call the phone number at left.
  Use Fidelity Money Line® to transfer from your bank account.

Internet www.fidelity.com

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund. Mail to the address under "Mail" below.

To Add to an Account

  Exchange from another Fidelity fund.
  Use Fidelity Money Line to transfer from your bank account.

Mail Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund. Mail to the address at left.

To Add to an Account

  Make your check payable to the complete name of the fund. Indicate your fund account number on your check and mail to the address at left.
  Exchange from another Fidelity fund. Send a letter of instruction to the address at left, including your name, the funds' names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person

To Open an Account

  Bring your application and check to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you.

To Add to an Account

  Bring your check to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you.

Wire

To Open an Account

  Call 1-800-544-6666 to set up your account and to arrange a wire transaction.
  Wire within 24 hours to: Bankers Trust Company, Bank Routing # 021001033,
  Account # 00163053.
  Specify the complete name of the fund and include your new fund account number and your name.

To Add to an Account

  Wire to: Bankers Trust Company, Bank Routing # 021001033, Account # 00163053.
  Specify the complete name of the fund and include your fund account number and your name.

Automatically	To Open an Account Not available. To Add to an Account Use Fidelity Automatic Account Builder® or Direct Deposit. Use Fidelity Automatic Exchange Service to exchange from a Fidelity money market fund.

Selling Shares

The price to sell one share of the fund is the fund's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  Your account registration has changed within the last 15 or 30 days, depending on your account;
  The check is being mailed to a different address than the one on your account (record address);
  The check is being made payable to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, leave at least $2,000 worth of shares in the account to keep it open ($500 for retirement accounts), except accounts not subject to account minimums.

Prospectus

Shareholder Information - continued

  Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.
Key Information
Phone 1-800-544-6666
  Call the phone number at left to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Money Line to transfer to your bank account.
  Exchange to another Fidelity fund. Call the phone number at left.

Internet www.fidelity.com	Exchange to another Fidelity fund. Use Fidelity Money Line to transfer to your bank account.
Mail Fidelity Investments P.O. Box 660602 Dallas, TX 75266-9865

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Send a letter of instruction to the address at left, including your name, the fund's name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Call 1-800-544-6666 to request one.

Trust

  Send a letter of instruction to the address at left, including the trust's name, the fund's name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to the address at left, including the firm's name, the fund's name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call 1-800-544-6666 for instructions.

In Person

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Bring a letter of instruction to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Visit a Fidelity Investor Center to request one. Call 1-800-544-9797 for the center nearest you.

Trust

  Bring a letter of instruction to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit a Fidelity Investor Center for instructions. Call 1-800-544-9797 for the center nearest you.

Automatically	Use Personal Withdrawal Service to set up periodic redemptions from your account.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of the fund for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The fund you are exchanging into must be available for sale in your state.
  You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.
  Before exchanging into a fund, read its prospectus.
  Exchanges may have tax consequences for you.
  The fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.
  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
  The fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The fund may terminate or modify the exchange privilege in the future.

Prospectus

Shareholder Information - continued

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features are available to buy and sell shares of the fund.

Automatic Investment and Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

Fidelity Automatic Account Builder To move money from your bank account to a Fidelity fund.
Minimum $100	Frequency Monthly or quarterly

Procedures

  To set up for a new account, complete the appropriate section on the application.
  To set up for existing accounts, call 1-800-544-6666 or visit Fidelity's web site for an application.
  To make changes, call 1-800-544-6666 at least three business days prior to your next scheduled investment date.

Direct Deposit To send all or a portion of your paycheck or government check to a Fidelity fund.A
Minimum $100	Frequency Every pay period

Procedures

  To set up for a new account, check the appropriate box on the application.
  To set up for an existing account, call 1-800-544-6666 or visit Fidelity's web site for an authorization form.
  To make changes you will need a new authorization form. Call 1-800-544-6666 or visit Fidelity's web site to obtain one.

A Because its share price fluctuates, the fund may not be an appropriate choice for direct deposit of your entire check.
Fidelity Automatic Exchange Service To move money from a Fidelity money market fund to another Fidelity fund.
Minimum $100	Frequency Monthly, bimonthly, quarterly, or annually	Procedures To set up, call 1-800-544-6666 after both accounts are opened. To make changes, call 1-800-544-6666 at least three business days prior to your next scheduled exchange date.
Personal Withdrawal Service To set up periodic redemptions from your account to you or to your bank account.
Frequency Monthly	Procedures To set up, call 1-800-544-6666. To make changes, call Fidelity at 1-800-544-6666 at least three business days prior to your next scheduled withdrawal date.

Other Features. The following other features are also available to buy and sell shares of the fund.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account, or call 1-800-544-6666 to add the feature after your account is opened. Call 1-800-544-6666 before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

Fidelity Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Money Line feature before using it. Complete the appropriate section on the application and then call 1-800-544-6666 or visit Fidelity's web site before your first use to verify that this feature is set up on your account.
  Most transfers are complete within three business days of your call.
  Minimum purchase: $100
  Maximum purchase: $100,000

Fidelity On-Line Xpress+® To manage your investments through your PC.

Call 1-800-544-0240 or visit Fidelity's web site for more information.

  For account balances and holdings;
  To review recent account history;
  For mutual fund and brokerage trading; and
  For access to research and analysis tools.

Fidelity Online Trading To access and manage your account over the Internet at Fidelity's web site.
  For account balances and holdings;
  To review recent account history;
  To obtain quotes;
  For mutual fund and brokerage trading; and
  To access third-party research on companies, stocks, mutual funds, and the market.

FAST To access and manage your account automatically by phone using touch tone or speech recognition.

Call 1-800-544-5555.

  For account balances and holdings;
  For mutual fund and brokerage trading;
  To obtain quotes;
  To review orders and mutual fund activity; and
  To change your personal identification number (PIN).

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

Prospectus

Shareholder Information - continued

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of the fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 5000, Cincinnati, Ohio 45273-8692.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.

Fidelity may deduct an annual maintenance fee of $12.00 from accounts with a value of less than $2,000. It is expected that accounts will be valued on the second Friday in November of each calendar year. Accounts opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from accounts opened after January 1 of that calendar year if those accounts use regular investment plans.

If your account balance falls below $2,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Prospectus

Shareholder Information - continued

The fund normally declares dividends daily and pays them monthly. The fund normally pays capital gain distributions in February and December.

Earning Dividends

Shares begin to earn dividends on the first business day following the day of purchase.

Shares earn dividends until, but not including, the next business day following the day of redemption.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for the fund's distributions:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income, while the fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If a fund's distributions exceed its income and capital gains realized in any year, which is sometimes the result of currency-related losses, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes. A return of capital generally will not be taxable to you but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

Prospectus

Shareholder Information - continued

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in shares of another Fidelity fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Strategic Income is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of January 31, 2001, FMR and its affiliate, FMR Co., Inc. (FMRC), had approximately $612 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda, serves as a sub-adviser for the fund. As of September 28, 2000, FIIA had approximately $6.5 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for the fund. As of September 28, 2000, FIIA(U.K.)L had approximately $4.1 billion in discretionary assets under management. Currently, FIIA (U.K.)L is primarily responsible for choosing certain types of investments for the fund and may also provide investment advisory services for the fund.
  Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 2000, FIJ had approximately $28.3 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as a sub-adviser for the fund. FIMM is primarily responsible for choosing certain types of investments for the fund.

FIMM is an affiliate of FMR. As of January 31, 2001, FIMM had approximately $300 billion in discretionary assets under management.

Prospectus

Fund Services - continued

FMRC serves as a sub-adviser for the fund. FMRC is primarily responsible for choosing certain types of investments for the fund.

John Carlson is vice president and lead manager of Strategic Income, which he has managed since inception. He also manages other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was executive director of emerging markets at Lehman Brothers International from 1992 through 1995.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.

For December 2000, the group fee rate was 0.1268%. The individual fund fee rate is 0.45%.

The total management fee for the fiscal year ended December 31, 2000, was 0.58% of the fund's average net assets.

FMR pays FIMM, FMRC, FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR may, from time to time, agree to reimburse the fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease the fund's expenses and boost its performance.

Fund Distribution

FDC distributes the fund's shares.

The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of the fund has authorized such payments.

Prospectus

Fund Services - continued

If payments made by FMR to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of the fund's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand the fund's financial history for the period of the fund's operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended December 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.440	$ 9.520	$ 10.000
Income from Investment Operations
 Net investment income D	.729	.709	.469
Net realized and unrealized gain (loss)	(.363)	(.125)	(.466)
Total from investment operations	.366	.584	.003
Less Distributions
From net investment income	(.676)	(.664)	(.483)
Net asset value, end of period	$ 9.130	$ 9.440	$ 9.520
Total Return B, C	4.07%	6.35%	.13%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 63,242	$ 41,417	$ 24,261
Ratio of expenses to average net assets	.99%	1.10% F	1.10% A, F
Ratio of expenses to average net assets after expense reductions	.99%	1.10%	1.09% A, G
Ratio of net investment income to average net assets	7.94%	7.55%	7.40% A
Portfolio turnover rate	100%	134%	97% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period May 1, 1998 (commencement of operations) to December 31, 1998.

F FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

Prospectus

Notes

Notes

Notes

Notes

Notes

You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus or an annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-2676

Fidelity, Fidelity Investments & (Pyramid) Design, FAST, Fidelity Money Line, Fidelity Automatic Account Builder, Fidelity On-Line Xpress+, and Directed Dividends are registered trademarks of FMR Corp.

Portfolio Advisory Services is a service mark of FMR Corp.

1.701540.103 FSN-pro-0201

Supplement to the Fidelity® Strategic Income Fund
February 28, 2001
Prospectus

The following information replaces the biographical information found in the "Fund Management" section on page 24.

William Eigen is lead manager of Strategic Income, which he has managed since June 2001. He also manages other Fidelity funds. Since joining Fidelity in 1994, Mr. Eigen has worked as a director in the Fixed-Income and Asset Allocation Fund Analysis group and portfolio manager.

FSN-01-01 June 11, 2001
1.479520.110

Fidelity International Bond Fund

(A Fund of Fidelity School Street Trust)

Fidelity Strategic Income Fund

(A Fund of Fidelity School Street Trust)

Fidelity Strategic Income Fund

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

October 22, 2001

This Statement of Additional Information, relates to the proposed reorganization whereby Fidelity Strategic Income Fund (Strategic Income), a fund of Fidelity School Street Trust would acquire all of the assets of Fidelity International Bond Fund, (International Bond), also a fund of Fidelity School Street Trust and assume all of International Bond's liabilities in exchange solely for shares of beneficial interest in Strategic Income.

This Statement of Additional Information consists of this cover page, Pro Forma Combining Financial Statements, and the following described documents, each of which is incorporated herein by reference:

1. The Prospectus and Statement of Additional Information of Strategic Income dated February 28, 2001, which was previously filed via EDGAR (Accession No. 0000035402-01-500006.).

2. The Supplement to the Prospectus of Strategic Income dated June 11, 2001, which was previously filed via EDGAR (Accession No. 0000215829-01-500009).

3. The Prospectus and Statement of Additional Information of International Bond dated February 28, 2001 (Accession No. 0000035402-01-500006.).

4. The Supplement to the Prospectus of International Bond dated June 22, 2001, which was previously filed via EDGR (Accession No. 0000708191-01-500008).

5. The Financial Statements included in the Annual Report of Strategic Income for the fiscal year ended December 31, 2000.

6. The Financial Statements included in the Annual Report of International Bond for the fiscal year ended December 31, 2000.

7. The Unaudited Financial Statements included in the Semiannual Report of Strategic Income for the fiscal period ended June 30, 2001.

8. The Unaudited Financial Statements included in the Semiannual Report of International Bond for the fiscal period ended June 30, 2001.

This Statement of Additional Information is not a prospectus. A Proxy Statement and Prospectus dated October 22, 2001, relating to the above-referenced matter may be obtained from Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts, 02109. This Statement of Additional Information relates to, and should be read in conjunction with, such Proxy Statement and Prospectus.

Fidelity School Street Trust: Strategic Income Fund and

Fidelity School Street Trust: International Bond Fund Merger

Notes to Pro Forma Combining Financial Statements

(Unaudited)

 The accompanying unaudited Pro Forma Combining Schedule of Investments and Statement of Assets and Liabilities as of June 30, 2001 and the unaudited Pro Forma Combining Statement of Operations for 12 months ended June 30, 2001 are intended to present the financial condition and related results of operations of International Bond Fund as if the reorganization with Strategic Income Fund had been consummated on July 1, 2000.


 The pro forma adjustments to these pro forma financial statements are comprised of:

(a) Reflects the conversion of International Bond Fund shares as of

June 30, 2001.


(b) Decrease in fees reflects contractual rates charged against combined average net assets.

(c) Decrease in fees reflects net decrease in costs incurred as a result of the reorganization including savings from duplicate charges.

The unaudited pro forma combining statements should be read in conjunction with the separate annual audited financial statements as of December 31, 2000 and the unaudited financial highlights as of June 30, 2001 for Fidelity Strategic Income Fund, and for Fidelity International Bond Fund, which are incorporated by reference in the Statement of Additional Information to this Proxy Statement and Prospectus.

Fidelity Int'l Bond Portfolio: Fidelity Stategic Income
 Pro Forma Combining Statement of Assets & Liabilities as of June 30, 2001
 (Unaudited)



	Int'l Bond	Strategic Income
	Portfolio	Portfolio	Combined
 Assets
 Investment in securities, at value
 - See accompanying schedule	$69,680,670	72,551,151	$142,231,821
 Cash	206	927	1,133
 Receivable for investments sold	990,379	586,159	1,576,538
 Receivable for fund shares sold	130,161	150,231	280,392
 Dividends receivable	-	13,777	13,777
 Interest receivable	1,151,808	1,249,844	2,401,652
 Other receivables	-	481	481
 Total assets	71,953,224	74,552,570	146,505,794

 Liabilities
 Payable for investments purchased	2,940,070	1,081,399	4,021,469
 Payable for fund shares redeemed	102,918	217,032	319,950
 Distributions payable	-	72,242	72,242
 Accrued management fee	38,609	37,940	76,549
 Other payables and accrued expenses	55,353	50,664	106,017
 Total liabilities	3,136,950	1,459,277	4,596,227

 Net Assets	$68,816,274	$73,093,293	$141,909,567

 Net Assets consist of:
 Paid in capital	$171,297,139	$76,085,650	$247,382,789
 Distributions in excess of net investment income and undistributed net investment income	(59,619)	592,126	532,507
 Accumulated undistributed net realized gain (loss)
 on investments and foreign currency transactions	(96,675,721)	(2,237,754)	(98,913,475)
 Net unrealized appreciation (depreciation) on investments
 and assets and liabilities in foreign currencies	(5,745,525)	(1,346,729)	(7,092,254)
 Net Assets	$68,816,274	$73,093,293	$141,909,567



 Net Assets	$68,816,274	$73,093,293	$141,909,567
 Net Asset Value, offering price and
 redemption price per share	$7.88	$9.15
 Shares outstanding	8,729,720	7,990,543	16,720,263

 Maximum offering price per share	$7.88	$9.15


See accompanying notes which are an integral part of the financial statements

Fidelity Int'l Bond Portfolio: Fidelity Stategic Income
 Pro Forma Combining Statement of Assets & Liabilities as of June 30, 2001
 (Unaudited)



	Pro Forma		Pro Forma
	Adjustments		Combined
 Assets
 Investment in securities, at value
 - See accompanying schedule	$-		$142,231,821
 Cash	-		1,133
 Receivable for investments sold	-		1,576,538
 Receivable for fund shares sold	-		280,392
 Dividends receivable	-		13,777
 Interest receivable	-		2,401,652
 Other receivables	-		481
 Total assets	-		146,505,794

 Liabilities
 Payable for investments purchased	-		4,021,469
 Payable for fund shares redeemed	-		319,950
 Distributions payable	-		72,242
 Accrued management fee	-		76,549
 Other payables and accrued expenses	-		106,017
 Total liabilities	-		4,596,227

 Net Assets	$-		$141,909,567

 Net Assets consist of:
 Paid in capital	-		$247,382,789
 Distributions in excess of net investment income and undistributed net investment income	-		532,507
 Accumulated undistributed net realized gain (loss)
 on investments and foreign currency transactions	-		(98,913,475)
 Net unrealized appreciation (depreciation) on investments
 and assets and liabilities in foreign currencies	-		(7,092,254)
 Net Assets	$-		$141,909,567



 Net Assets			$141,909,567
 Net Asset Value, offering price and
 redemption price per share			$9.15
 Shares outstanding	(1,208,816)	(a)	15,511,447

 Maximum offering price per share			$9.15


See accompanying notes which are an integral part of the financial statements


				International Bond	International Bond
	% of Combined
	Portfolio	Moody's Ratings		Principal Amount	Value (Note 1)
Corporate Bonds				(in USD unless otherwise noted)
Convertible Bonds	0.9%
CONSUMER DISCRETIONARY
Media				International Bond	International Bond
EchoStar Communications Corp. 4.875% 1/1/07		Caa2		0	0
EchoStar Communications Corp. 4.875% 1/1/07		Caa1		0	0
Specialty Retail
Sunglass Hut International, Inc. 5.25% 6/15/03		B3		0	0
FINANCIALS
Diversified Financials
BP Finance PLC (LUKoil) 3% 2/9/06		AA+		32,000	37,960
HEALTH CARE
Health Care Providers & Services
Renal Treatment Centers, Inc. 5.625% 7/15/06		B2		0	0
Total Renal Care Holdings 7% 5/15/09		B2		0	0
INFORMATION TECHNOLOGY
Electronic Equipment & Instruments
Sanmina Corp. 0% 9/12/20		Ba3		0	0
Semiconductor Equipment & Products
Transwitch Corp. 4.5% 9/12/05		B2		0	0

Nonconvertible Bonds	26.0%
CONSUMER DISCRETIONARY
Automobiles
General Motors Corp. euro 1.25% 12/20/04		A2	JPY	150,000,000	1,219,532
Auto Components
Oxford Automotive, Inc. 10.125% 6/15/07		Caa1		0	0
Hotels Restaurants & Leisure
Florida Panthers Holdings, Inc. 9.875% 4/15/09		B2		0	0
Hilton Hotels Corp. 7.625% 5/15/08		Baa3		0	0
HMH Properties, Inc. 7.875% 8/1/05		Ba2		0	0
HMH Properties, Inc. 7.875% 8/1/08		Ba2		0	0
Horseshoe Gaming LLC 8.625% 5/15/09		B2		0	0
ITT Corp. 7.375% 11/15/15		Ba1		0	0
KSL Recreation Group, Inc. 10.25% 5/1/07		B2		0	0
Mandalay Resort Group 9.5% 8/1/08		Ba2		0	0
Mandalay Resort Group 10.25% 8/1/07		Ba3		0	0
MGM Mirage, Inc. 8.5% 9/15/10		Baa3		0	0
MGM Mirage, Inc. 9.75% 6/1/07		Ba2		0	0
Premier Parks, Inc. 9.25% 4/1/06		B3		0	0
Premier Parks, Inc. 9.75% 6/15/07		B3		0	0
Station Casinos, Inc. 8.375% 2/15/08		Ba3		0	0
Station Casinos, Inc. 8.875% 12/1/08		B1		0	0
Sun International Hotels Ltd./Sun		B1		0	0
Tricon Global Restaurants, Inc. 8.875% 4/15/11		Ba1		0	0
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04		Caa1		0	0
Household Durables
Beazer Homes USA, Inc. 8.625% 5/15/11		Ba3		0	0
Beazer Homes USA, Inc. 8.875% 4/1/08		Ba3		0	0
Ryland Group, Inc. 9.125% 6/15/11		B1		0	0
Sealy Mattress Co. 9.875% 12/15/07		B2		0	0
Media
Adelphia Communications Corp.: 9.25% 10/1/02		B2		0	0
Adelphia Communications Corp.: 10.25% 6/15/11		B2		0	0
Adelphia Communications Corp.: 10.875% 10/1/10		B2		0	0
AMC Entertainment, Inc. 9.5% 2/1/11		Caa3		0	0
Callahan Nordrhein Westfalen 0% 7/15/10		B3		0	0
Century Communications Corp. 0% 1/15/08		B2		0	0
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 0% 1/15/10		B2		0	0
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 0% 5/15/11		B2		0	0
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 10% 5/15/11		B2		0	0
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 8.625% 4/1/09		B2		0	0
Cinemark USA, Inc. 9.625% 8/1/08		Caa2		0	0
CSC Holdings, Inc. 10.5% 5/15/16		Ba3		0	0
CSC Holdings, Inc. 9.25% 11/1/05		Ba3		0	0
CSC Holdings, Inc. 9.875% 2/15/13		Ba3		0	0
CSC Holdings, Inc. 9.875% 4/1/23		B1		0	0
CSC Holdings, Inc. 9.875% 5/15/06		Ba3		0	0
Diamond Cable Communications PLC yankee 11.75% 12/15/05		B2		0	0
EchoStar DBS Corp. 9.375% 2/1/09		B1		0	0
Fox Family Worldwide, Inc. 0% 11/1/07		B1		0	0
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07		Ba1		0	0
FrontierVision Holdings LP/FrontierVision		B2		0	0
FrontierVision Holdings LP/FrontierVision		Caa1		0	0
Lamar Media Corp. 9.25% 8/15/07		B1		0	0
Lamar Media Corp. 9.625% 12/1/06		B1		0	0
Nextmedia Operating, Inc. 10.75% 7/1/11		B3		0	0
NTL, Inc. 0% 4/1/08		B3		0	0
NTL, Inc. 10% 2/15/07		B2		0	0
Pegasus Communications Corp. 12.5% 8/1/17		B3		0	0
Pegasus Communications Corp. 9.625% 10/15/05		B3		0	0
Pegasus Communications Corp. 9.75% 12/1/06		B3		0	0
Pegasus Satellite Communication, Inc. 0% 3/1/07		Caa1		0	0
Pegasus Satellite Communication, Inc. 12.375% 8/1/06		B3		0	0
Quebecor Media, Inc. 11.125% 7/15/11		B2		0	0
Radio One, Inc. 8.875% 7/1/11		B3		0	0
Susquehanna Media Co. 8.5% 5/15/09		B1		0	0
Telemundo Holdings, Inc. 0% 8/15/08		B3		0	0
TV Azteca SA de CV euro 10.5% 2/15/07 (Reg. S)		Ba3		25,000	22,875
TV Azteca SA de CV yankee 10.5% 2/15/07		B1		20,000	18,300
Multiline Retail
JCPenney Co., Inc. 6% 5/1/06		Ba2		0	0
JCPenney Co., Inc. 6.125% 11/15/03		Ba2		0	0
JCPenney Co., Inc. 6.9% 8/15/26		Ba2		0	0
JCPenney Co., Inc. 7.375% 6/15/04		Ba2		0	0
JCPenney Co., Inc. 7.375% 8/15/08		Ba2		0	0
JCPenney Co., Inc. 7.4% 4/1/37		Ba2		0	0
JCPenney Co., Inc. 7.6% 4/1/07		Ba2		0	0
JCPenney Co., Inc. 7.95% 4/1/17		Ba2		0	0
Textiles & Apparel
St. John Knits International, Inc. 12.5% 7/1/09		B3		0	0
CONSUMER STAPLES
Food & Drug Retailing
Argyll Group PLC euro 8.125% 10/4/02		BBB+	GBP	250,000	361,445
Rite Aid Corp. 11.25% 7/1/08		Caa2		0	0
Rite Aid Corp. 6.125% 12/15/08		Caa2		0	0
Rite Aid Corp. 6.5% 10/1/03		Caa2		0	0
Rite Aid Corp. 6.875% 8/15/13		Caa2		0	0
Rite Aid Corp. 7.625% 4/15/05		Caa2		0	0
Tesco PLC euro 8.75% 2/20/03		Aa3	GBP	500,000	735,982
Food Products
Del Monte Corp. 9.25% 5/15/11		B3		0	0
Gruma SA de CV yankee 7.625% 10/15/07		Ba2		60,000	52,800
Mastellone Hermanos SA yankee 11.75% 4/1/08		B2		40,000	24,000
ENERGY
Energy Equipment & Services
Lone Star Technologies, Inc. 9% 6/1/11		B1		0	0
Oil & Gas
Chesapeake Energy Corp. 8.125% 4/1/11		B2		0	0
Chesapeake Energy Corp. 8.5% 3/15/12		B2		0	0
Cross Timbers Oil Co. 8.75% 11/1/09		B1		0	0
Cross Timbers Oil Co. 9.25% 4/1/07		B1		0	0
Nuevo Energy Co. 9.375% 10/1/10		B1		0	0
Pemex Proj. Funding Master Trust euro 9.125% 10/13/10 (Reg. S)		Baa3		80,000	84,200
Pemex Project Fund Master Trust 8.5% 2/15/08		Baa3		62,000	63,705
Plains Resources, Inc. 10.25% 3/15/06		B2		0	0
Petroleos Mexicanos 9.25% 3/30/18		Ba2		35,000	36,750
Petroleos Mexicanos 9.5% 9/15/27		Baa3		35,000	37,188
FINANCIALS
Banks
Banco Hipotecario SA 10% 4/17/03 (Reg. S)		B1		25,000	23,250
Banco Nacional de Desenvolvimento Economicoe Social 11.25% 9/20/05		B1		65,000	64,594
Banco Nacional de Desenvolvimento Economicoe Social 12.554% 6/16/08				210,000	191,888
Depfa Bank AG 4.75% 3/20/03		Aaa	EUR	2,200,000	1,879,400
Export Credit Bank of Turkey 11.5% 2/25/05 (Reg. S)		B2		20,000	18,200
Hanvit Bank 12.75% 3/1/10		Ba3		20,000	21,500
Hanvit Bank 12.75% 3/1/10 (Reg. S)		B1		20,000	21,500
Diversified Financials
APP International Finance (Mauritius) Ltd. 0% 7/5/01		B3		345,000	20,700
CanWest Media, Inc. 10.625% 5/15/11		B2		0	0
Cellco Finance NV yankee 15% 8/1/05		Caa1		0	0
Cellco Finance NV yankee 12.75% 8/1/05		B3		0	0
ComEd Financing II 8.5% 1/15/27		Baa3		0	0
Crown Cork & Seal Finance PLC yankee 6.75% 12/15/03		Caa3		0	0
Crown Cork & Seal Finance PLC yankee 7% 12/15/06		Caa3		0	0
Crown Cork & Seal Finance SA yankee 6.75% 12/15/03		Caa3		0	0
Dobson/Sygnet Communications Co. 12.25% 12/15/08		B3		0	0
Ford Motor Credit Co. 5.625% 2/2/04		A2	EUR	500,000	429,930
Ford Motor Credit Co. euro 1.2% 2/7/05		A1	JPY	190,000,000	1,543,217
KFW International Finance, Inc. euro 1.75% 3/23/10		Aaa	JPY	120,000,000	1,032,393
KFW International Finance, Inc. euro 10.625% 9/3/01		Aaa	GBP	250,000	356,491
Mediacom Broadband LLC/Mediacm Broadband Corp. 11% 7/15/13		B2		0	0
PTC International Finance BV yankee 0% 7/1/07		B2		0	0
PTC International Finance II SA yankee 11.25% 12/1/09		B2		0	0
Punch Taverns Finance PLC euro 7.567% 4/15/26		Baa2	GBP	1,000,000	1,324,060
Sealed Air Finance euro 5.625% 7/19/06		Baa3	EUR	750,000	563,603
SESI LLC 8.875% 5/15/11		B1		0	0
Real Estate
LNR Property Corp. 10.5% 1/15/09		B1		0	0
Meditrust Corp. 7.82% 9/10/26		Ba3		0	0
WCI Communities, Inc. 10.625% 2/15/11		B1		0	0
HEALTH CARE
Health Care Equipment & Supplies
Boston Scientific Corp. 6.625% 3/15/05		Baa3		0	0
Health Care Providers & Services
Columbia/HCA Healthcare Corp. 7.15% 3/30/04		Ba1		0	0
DaVita, Inc. 9.25% 4/15/11		B2		0	0
Stewart Enterprises, Inc. 10.75% 7/1/08		B2		0	0
Tenet Healthcare Corp. 8.125% 12/1/08		Ba3		0	0
Triad Hospitals, Inc. 8.75% 5/1/09		B1		0	0
Unilab Corp. 12.75% 10/1/09		B3		0	0
INDUSTRIALS
Aerospace & Defense
Alliant Techsystems, Inc. 8.5% 5/15/11		B2		0	0
Commercial Services & Supplies
Browning-Ferris Industries, Inc. 7.4% 9/15/35		Ba3		0	0
Browning-Ferris Industries, Inc. 9.25% 5/1/21		Ba3		0	0
Iron Mountain, Inc. 8.25% 7/1/11		B2		0	0
Iron Mountain, Inc. 8.625% 4/1/13		B2		0	0
Pierce Leahy Command Co. yankee 8.125% 5/15/08		B2		0	0
Pierce Leahy Corp. 9.125% 7/15/07		B2		0	0
Machinery
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09		B3		0	0
Marine
Teekay Shipping Corp. 8.875% 7/15/11		Ba2		0	0
Road & Rail
TFM SA de CV yankee 0% 6/15/09		B1		50,000	42,500
INFORMATION TECHNOLOGY
Communications Equipment
Spectrasite Holdings, Inc. 0% 3/15/10		B3		0	0
MATERIALS
Chemicals
Avecia Group PLC yankee 11% 7/1/09		B2		0	0
Huntsman Corp. 9.5% 7/1/07		Caa1		0	0
IMC Global, Inc. 7.4% 11/1/02		Ba2		0	0
Containers & Packaging
Applied Extrusion Technologies, Inc. 10.75% 7/1/11		B2		0	0
Crown Cork & Seal, Inc. 6.75% 4/15/03		Caa3		0	0
Crown Cork & Seal, Inc. 7.125% 9/1/02		Caa3		0	0
Crown Cork & Seal, Inc. 7.375% 12/15/26		Caa3		0	0
Crown Cork & Seal, Inc. 8% 4/15/23		Caa3		0	0
Crown Cork & Seal, Inc. 8.375% 1/15/05		Caa3		0	0
Gaylord Container Corp. 9.375% 6/15/07		Caa1		0	0
Gaylord Container Corp. 9.75% 6/15/07		Caa1		0	0
Packaging Corp. of America 9.625% 4/1/09		B1		0	0
Metals & Mining
Century Aluminum Co. 11.75% 4/15/08		Ba3		0	0
P&L Coal Holdings Corp. 8.875% 5/15/08		Ba3		0	0
P&L Coal Holdings Corp. 9.625% 5/15/08		B2		0	0
Phelps Dodge Corp. 8.75% 6/1/11		Baa2		0	0
Paper & Forest Products
APP China Group Ltd. 14% 3/15/10		Caa3		75,000	4,875
APP China Group Ltd. 14% 3/15/10 (Reg. S)		Caa3		135,000	8,775
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07		Caa1		60,000	12,300
Riverwood International Corp. 10.625% 8/1/07		B3		0	0
TELECOMMUNICATION SERVICES
Diversified Telecommunication Services
Alestra SA de RL de CV yankee 12.125% 5/15/06		B2		75,000	67,688
Comunicacion Celular SA 14.125% 3/1/05		B3		30,000	27,300
Intermedia Communications, Inc. 0% 3/1/09		B3		0	0
Intermedia Communications, Inc. 0% 7/15/07		B2		0	0
Intermedia Communications, Inc. 8.5% 1/15/08		B2		0	0
Intermedia Communications, Inc. 8.875% 11/1/07		B2		0	0
McCaw International Ltd. 0% 4/15/07		Caa1		0	0
Nextel International, Inc. 12.75% 8/1/10		Caa1		0	0
NTL Communications Corp. 0% 10/1/08		B3		0	0
NTL Communications Corp. 11.5% 10/1/08		B3		0	0
Philippine Long Distance Telephone Co. 10.5% 4/15/09		Ba2		20,000	18,600
Telefonos de Mexico SA de CV 8.25% 1/26/06		Baa3		70,000	72,100
Tritel PCS, Inc. 0% 5/15/09		B3		0	0
Triton PCS, Inc. 0% 5/1/08		B3		0	0
Wireless Telecommunication Services
Echostar Broadband Corp. 10.375% 10/1/07		B1		0	0
Grupo Iusacell SA de CV yankee 14.25% 12/1/06		B1		45,000	47,869
Horizon PCS, Inc. 0% 10/1/10		Caa1		0	0
Millicom International Cellular SA yankee 13.5% 6/1/06		Caa1		0	0
Nextel Communications, Inc. 0% 9/15/07		B1		0	0
Nextel Communications, Inc. 0% 2/15/08		B1		0	0
Nextel Communications, Inc. 12% 11/1/08		B1		0	0
Occidente Y Caribe Celular SA yankee 14% 3/15/04		B3		40,000	36,400
Orange PLC yankee 9% 6/1/09		A3		0	0
TeleCorp PCS, Inc. 0% 4/15/09		B3		0	0
VoiceStream Wireless Corp. 0% 11/15/09		Baa1		0	0
VoiceStream Wireless Corp. 10.375% 11/15/09		Baa1		0	0
UTILITIES
Electric Utilities
AES Corp. 9.375% 9/15/10		Ba1		0	0
AES Corp. 9.5% 6/1/09		Ba1		0	0
CMS Energy Corp. 8.375% 7/1/03		Ba3		0	0
CMS Energy Corp. 9.875% 10/15/07		Ba3		0	0
Pacific Gas & Electric Co. 6.75% 10/1/23		B3		0	0
Pacific Gas & Electric Co. 7.05% 3/1/24		B3		0	0
Pacific Gas & Electric Co. 7.875% 3/1/02		B3		0	0
Multi-Utilities
PG&E National Energy Group, Inc. 10.375% 5/16/11		Baa2		0	0

Foreign Government and Government Agency Obligations	53.0%
Arab Republic of Egypt 7.625% 7/11/06		Ba1		205,000	204,244
Arab Republic of Egypt 8.75% 7/11/11		NR		140,000	139,833
Argentinian Republic 11% 10/9/06		B1		95,000	79,444
Argentinian Republic 11.375% 1/30/17		B1		160,000	119,600
Argentinian Republic 11.75% 5/15/06		B1		145,000	122,525
Argentinian Republic 11.75% 6/15/15		B1		79,000	59,843
Argentinian Republic 12% 6/19/31		B1		340,000	242,250
Argentinian Republic 12.25% 6/19/18		B1		317,354	226,908
Argentinian Republic 12.375% 2/21/12		B1		252,000	198,450
Argentinian Republic 7% 12/19/08		B1		195,000	147,713
Argentinian Republic 8.375% 12/20/03		B1		45,000	38,700
Argentinian Republic 9.75% 9/19/27		B1		210,000	139,650
Argentinian Republic BOCON 5.3738% 4/1/07		B2		72,125	51,491
Argentinian Republic Brady floating rate bond 5.5625% 3/31/05		B2		115,200	93,816
Argentinian Republic Brady par L-GP 6% 3/31/23		B2		170,000	108,800
Argentinian Republic Series BT06, 11.25% 5/24/04		B1		115,000	101,200
Argentinian Republic Series BT07, 11.75% 5/21/03		B1		180,000	162,900
Argentinian Republic Series BT08, 12.125% 5/21/05		B1		175,000	154,000
Brazilian Federative Republic 11% 8/17/40		B1		360,000	266,580
Brazilian Federative Republic 11.25% 7/26/07		B1		140,000	135,100
Brazilian Federative Republic 12.75% 1/15/20		B1		75,000	67,125
Brazilian Federative Republic 14.5% 10/15/09		B1		225,000	232,988
Brazilian Federative Republic 7.625% 4/15/06		B1		52,000	46,280
Brazilian Federative Republic 8.875% 4/15/24		B1		640,000	412,800
Brazilian Federative Republic Brady capitalization bond 8% 4/15/14		B1		119,446	88,539
Brazilian Federative Republic Brady debt conversion bond 5.5% 4/15/12		B1		425,000	301,219
Brazilian Federative Republic Brady par Z-L 6% 4/15/24		B1		160,000	106,400
Brazilian Federative Republic euro 11.625% 4/15/04		B1		155,000	157,790
Bulgarian Republic Brady discount A 7.75% 7/18/24		B2		50,000	39,375
Bulgarian Republic Brady FLIRB A, 3% 7/28/12		B2		300,000	243,375
Bulgarian Republic Brady interest arrears bond 7.75% 7/28/11		B2		50,000	39,375
Canadian Government 1.9% 3/23/09		Aa1	JPY	80,000,000	698,525
Canadian Government 10% 5/1/02		Aa1	CAD	2,250,000	1,550,732
Canadian Government 7% 12/1/06		Aa1	CAD	1,450,000	1,013,755
Canadian Government 9% 6/1/25		Aa1	CAD	3,450,000	3,074,647
Central Bank of Nigeria Brady 6.25% 11/15/20		NR		250,000	160,625
Central Bank of Nigeria promissory note 5.092% 1/5/10		NR		274,037	184,630
City of St. Petersburg Russia 9.5% 6/18/02 (Reg. S)		Caa1		57,000	57,285
Colombian Republic 10.5% 6/13/06		Ba2		20,000	20,600
Colombian Republic 11.75% 2/25/20		Ba2		160,000	153,200
Colombian Republic 7.625% 2/15/07		Ba2		50,000	45,625
Colombian Republic 8.625% 4/1/08		Ba2		80,000	74,600
Colombian Republic 9.75% 4/23/09		Ba2		113,000	107,915
Ecuador Republic 12% 11/15/12		Caa2		56,000	39,340
Ecuador Republic 12% 11/15/12 (Reg. S)		Caa2		210,000	147,525
Ecuador Republic 4% 8/15/30		Caa2		179,000	77,418
Ecuador Republic 4% 8/15/30 (Reg. S)		Caa2		405,000	175,163
European Investment Bank euro 6% 12/7/28		Aaa	GBP	600,000	897,615
French Government OAT 7.25%, 4/25/06		Aaa	EUR	4,000,000	3,767,466
Germany Federal Republic 3.75% 1/4/09		Aaa	EUR	2,300,000	1,805,570
Germany Federal Republic 4.5% 3/15/02		Aaa	EUR	2,800,000	2,381,021
Germany Federal Republic 4.5% 5/17/02		Aaa	EUR	0	0
Germany Federal Republic 5% 2/17/06		Aaa	EUR	500,000	431,512
Germany Federal Republic 5% 8/19/05		Aaa	EUR	1,000,000	863,362
Germany Federal Republic 5.5% 1/4/31		Aaa	EUR	600,000	495,793
Germany Federal Republic 6% 1/4/07		Aaa	EUR	200,000	180,676
Germany Federal Republic 8% 7/22/02		Aaa	EUR	0	0
Germany Federal Republic Series 134, 4.25% 2/18/05		Aaa	EUR	2,200,000	1,854,728
Germany Federal Republic Series 96, 6.25% 4/26/06		Aaa	EUR	3,450,000	3,141,574
Italian Republic 3.75% 6/8/05		Aa3	JPY	100,000,000	912,139
Italian Republic 6% 11/1/07		Aa3	EUR	1,900,000	1,697,373
Italian Republic 6% 5/1/31		Aa3	EUR	670,000	569,004
Ivory Coast Brady FLIRB A, 1.9% 3/29/18		NR	FRF	655,000	13,576
Ivory Coast FLIRB 2% 3/30/18 (Reg. S)		NR		90,000	14,850
Jamaican Government 11.75% 5/15/11		Ba3		50,000	52,625
Malaysian Government 7.5% 7/15/11		Baa2		65,000	64,102
Oblast Nizhniy Novgorod 8.75% 4/3/05 (Reg. S)		Ca		111,156	81,144
Ontario Province 9% 9/15/04		Aa3	CAD	4,000,000	2,899,049
Pakistani Republic 10% 12/13/05		Caa1		45,000	35,325
Pakistani Republic 10% 12/13/05 (Reg. S)		Caa1		100,000	78,500
Panamanian Republic 10.75% 5/15/20		Ba1		45,000	47,700
Panamanian Republic 8.875% 9/30/27		Ba1		55,000	50,188
Panamanian Republic 9.625% 2/8/11		Ba1		35,000	35,569
Panamanian Republic euro Brady interest reduction bond 4.5% 7/17/14		Ba1		140,000	123,550
Peruvian Republic Brady past due interest 4.5% 3/7/17		Ba3		195,000	134,550
Peruvian Republic euro Brady FLIRB 4% 3/7/17		Ba3		190,000	118,513
Philippine Government 10.625% 3/16/25		Ba1		65,000	59,150
Philippine Government 9.5% 10/21/24		Ba1		95,000	93,456
Philippine Government 9.875% 1/15/19		Ba1		160,000	139,600
Philippine Government 9.875% 3/16/10		Ba1		35,000	34,388
Russian Federation 10% 6/26/07		B3		367,000	326,171
Russian Federation 11% 7/24/18 (Reg. S)		B3		184,000	160,310
Russian Federation 11.75% 6/10/03 (Reg. S)		B3		176,000	180,928
Russian Federation 12.75% 6/24/28 (Reg. S)		B3		396,000	391,545
Russian Federation 5% 3/31/30		B3		911,875	432,001
Russian Federation 5% 3/31/30 (Reg. S)		B3		895,000	424,006
Russian Federation 8.25% 3/31/10		B3		55,000	42,350
Russian Federation 8.25% 3/31/10		B3		132,493	102,020
Russian Federation 8.75% 7/24/05 (Reg. S)		B3		205,000	188,344
Russian Federation Ministry of Finance 3% 5/14/08		Caa3		45,000	23,006
Russian Federation Ministry of Finance 3% 5/14/03		Caa3		40,000	32,950
Russian Federation Ministry of Finance 3% 5/14/06		Caa3		40,000	24,700
Spanish Kingdom 5.4% 7/30/11		Aa2	EUR	3,250,000	2,747,946
Spanish Kingdom 6% 1/31/29		Aa2	EUR	2,350,000	2,010,536
Treuhandanstalt 7.5% 9/9/04		Aaa	EUR	1,500,000	1,385,400
Turkish Republic 11.75% 6/15/10		B1		231,000	202,125
Turkish Republic 11.875% 1/15/30		B1		155,000	129,425
Turkish Republic 11.875% 11/5/04		B1		35,000	34,738
Turkish Republic 12% 12/15/08		B1		70,000	70,525
Turkish Republic 12.375% 6/15/09		B1		235,000	215,613
Ukraine Government 11% 3/15/07 (Reg. S)		Caa1		193,030	149,367
United Kingdom, Great Britain & Northern Irelamd 8% 12/7/15		Aaa	GBP	0	0
United Kingdom, Great Britain & Northern Ireland 5% 6/7/04		Aaa	GBP	300,000	418,703
United Kingdom, Great Britain & Northern Ireland 6.25% 11/25/10		Aaa	GBP	310,000	468,243
United Kingdom, Great Britain & Northern Ireland 7.5% 12/7/06		Aaa	GBP	1,610,000	2,490,178
United Kingdom, Great Britain & Northern Ireland 8% 12/7/15		Aaa	GBP	460,000	827,043
United Kingdom, Great Britain & Northern Ireland 8.75% 8/25/17		Aaa	GBP	480,000	933,791
United Kingdom, Great Britain & Northern Ireland 9.75% 8/27/02		Aaa	GBP	0	0
United Mexican States 11.375% 9/15/16		Baa3		309,000	373,118
United Mexican States 8.125% 12/30/19		Baa3		530,000	500,850
United Mexican States 8.375% 1/14/11		Baa3		490,000	493,185
Venezuelan Republic 13.625% 8/15/18		B2		60,000	58,350
Venezuelan Republic 13.625% 8/15/18		B2		50,000	48,625
Venezuelan Republic 9.25% 9/15/27		B2		203,000	140,578
Venezuelan Republic euro Brady debt conversion bond 7.875% 12/18/07		B2		154,760	129,128
Venezuelan Republic euro Brady par W-A 6.75% 3/31/20		B2		250,000	188,906
Venezuelan Republic oil recovery rights 4/15/20 (amounts in shares)		ZZ1		1,250	0

Supranational Obligations
International Bank for Reconstruction & Development 2% 2/18/08		Aaa	JPY	180,000,000	1,579,618
International Bank for Reconstruction & Development 4.75% 12/20/04		Aaa	JPY	200,000,000	1,856,251

Common Stocks	0.0%
CONSUMER DISCRETIONARY
Media				Shares
NTL, Inc. warrants 10/14/08				0	0
FINANCIALS
Banks
Central Bank of Nigeria warrants 11/15/20				250	0
TELECOMMUNICATION SERVICES
Wireless Telecommunication Services
Horizon PCS, Inc. warrants 10/1/10				0	0

Preferred Stocks	0.9%
Convertible Preferred Stocks
TELECOMMUNICATION SERVICES
Diversified Telecommunication Services
Earthwatch, Inc. Series C, $0.2975 pay-in-kind				0	0
Nonconvertible Preferred Stocks
CONSUMER DISCRETIONARY
Media
CSC Holdings, Inc. Series H, $11.75 pay-in-kind				0	0
INFORMATION TECHNOLOGY
Communications Equipment
Crown Castle International Corp. $127.50 pay-in-kind				0	0
TELECOMMUNICATION SERVICES
Diversified Telecommunication Services
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind				0	0
Intermedia Communications, Inc. Series B, $135.00 pay in kind				0	0
Wireless Telecommunication Services
Dobson Communications Corp. $122.50 pay-in-kind				0	0
Dobson Communications Corp. $130.00 pay-in-kind				0	0
Nextel Communications, Inc. Series D, $130.00 pay-in-kind				0	0
Nextel Communications, Inc. Series E, $111.25 pay-in-kind				0	0

Sovereign Loan Participations	0.1%			Principal Amount
Algerian Republic loan participation Series 1 - Deutsche Bank 5.8125% 9/4/06		NR		12,692	11,042
Algerian Republic loan participation Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 5.8125% 9/4/06		NR		15,769	13,719
Algerian Republic loan participation Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 5.8125% 3/4/10		NR		45,011	36,908

U.S. Government and Government Agency Obligations	14.8%
U.S. Government Agency Obligations
Fannie Mae 5.5% 5/2/06		AA-		0	0
Fannie Mae 6.25% 2/1/11		Aa2		0	0
Freddie Mac 5.875% 3/21/11		Aa2		0	0
U.S. Treasury Obligations
U.S. Treasury Bonds 8.875% 8/15/17		Aaa		0	0
U.S. Treasury Bonds 9% 11/15/18		Aaa		0	0
U.S. Treasury Bonds 11.25% 2/15/15		Aaa		0	0
U.S. Treasury Notes 4.25% 5/31/03		Aaa		0	0
U.S. Treasury Notes 7% 7/15/06		Aaa		0	0

Cash Equivalents	4.6%			Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations)				4,132,372.05	4,131,000

Total Investment Portfolio	100.3%			(Cost $75,377,007)	69,680,670

Net Other Assets	-0.3%				-864,396

Net Assets	100.0%				68,816,274

				Strategic Income	Strategic Income
	% of Combined
	Portfolio	Moody's Ratings		Principal Amount	Value (Note 1)
Corporate Bonds
Convertible Bonds	0.9%
CONSUMER DISCRETIONARY
Media				Strategic Income	Strategic Income
EchoStar Communications Corp. 4.875% 1/1/07		Caa2		80,000	77,000
EchoStar Communications Corp. 4.875% 1/1/07		Caa1		295,000	283,938
Specialty Retail
Sunglass Hut International, Inc. 5.25% 6/15/03		B3		70,000	65,100
FINANCIALS
Diversified Financials
BP Finance PLC (LUKoil) 3% 2/9/06		AA+		27,000	32,029
HEALTH CARE
Health Care Providers & Services
Renal Treatment Centers, Inc. 5.625% 7/15/06		B2		300,000	305,250
Total Renal Care Holdings 7% 5/15/09		B2		265,000	251,088
INFORMATION TECHNOLOGY
Electronic Equipment & Instruments
Sanmina Corp. 0% 9/12/20		Ba3		520,000	186,550
Semiconductor Equipment & Products
Transwitch Corp. 4.5% 9/12/05		B2		140,000	98,175

Nonconvertible Bonds	26.0%
CONSUMER DISCRETIONARY
Automobiles
General Motors Corp. euro 1.25% 12/20/04		A2	JPY	0	0
Auto Components
Oxford Automotive, Inc. 10.125% 6/15/07		Caa1		50,000	30,500
Hotels Restaurants & Leisure
Florida Panthers Holdings, Inc. 9.875% 4/15/09		B2		420,000	428,400
Hilton Hotels Corp. 7.625% 5/15/08		Baa3		250,000	242,141
HMH Properties, Inc. 7.875% 8/1/05		Ba2		230,000	224,250
HMH Properties, Inc. 7.875% 8/1/08		Ba2		125,000	117,500
Horseshoe Gaming LLC 8.625% 5/15/09		B2		260,000	261,300
ITT Corp. 7.375% 11/15/15		Ba1		225,000	205,313
KSL Recreation Group, Inc. 10.25% 5/1/07		B2		125,000	126,250
Mandalay Resort Group 9.5% 8/1/08		Ba2		25,000	26,125
Mandalay Resort Group 10.25% 8/1/07		Ba3		115,000	120,175
MGM Mirage, Inc. 8.5% 9/15/10		Baa3		15,000	15,648
MGM Mirage, Inc. 9.75% 6/1/07		Ba2		285,000	304,238
Premier Parks, Inc. 9.25% 4/1/06		B3		120,000	120,000
Premier Parks, Inc. 9.75% 6/15/07		B3		185,000	187,313
Station Casinos, Inc. 8.375% 2/15/08		Ba3		285,000	286,425
Station Casinos, Inc. 8.875% 12/1/08		B1		130,000	130,975
Sun International Hotels Ltd./Sun		B1		175,000	175,656
Tricon Global Restaurants, Inc. 8.875% 4/15/11		Ba1		160,000	163,200
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04		Caa1		290,000	310,300
Household Durables
Beazer Homes USA, Inc. 8.625% 5/15/11		Ba3		210,000	208,950
Beazer Homes USA, Inc. 8.875% 4/1/08		Ba3		30,000	30,150
Ryland Group, Inc. 9.125% 6/15/11		B1		110,000	108,900
Sealy Mattress Co. 9.875% 12/15/07		B2		60,000	58,800
Media
Adelphia Communications Corp.: 9.25% 10/1/02		B2		125,000	125,313
Adelphia Communications Corp.: 10.25% 6/15/11		B2		150,000	147,000
Adelphia Communications Corp.: 10.875% 10/1/10		B2		310,000	313,100
AMC Entertainment, Inc. 9.5% 2/1/11		Caa3		155,000	137,950
Callahan Nordrhein Westfalen 0% 7/15/10		B3		60,000	21,000
Century Communications Corp. 0% 1/15/08		B2		260,000	123,500
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 0% 1/15/10		B2		490,000	328,300
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 0% 5/15/11		B2		260,000	148,200
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 10% 5/15/11		B2		140,000	141,400
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 8.625% 4/1/09		B2		390,000	367,575
Cinemark USA, Inc. 9.625% 8/1/08		Caa2		125,000	107,500
CSC Holdings, Inc. 10.5% 5/15/16		Ba3		75,000	83,250
CSC Holdings, Inc. 9.25% 11/1/05		Ba3		20,000	20,500
CSC Holdings, Inc. 9.875% 2/15/13		Ba3		800,000	854,000
CSC Holdings, Inc. 9.875% 4/1/23		B1		120,000	128,400
CSC Holdings, Inc. 9.875% 5/15/06		Ba3		60,000	62,700
Diamond Cable Communications PLC yankee 11.75% 12/15/05		B2		100,000	67,000
EchoStar DBS Corp. 9.375% 2/1/09		B1		690,000	679,650
Fox Family Worldwide, Inc. 0% 11/1/07		B1		255,000	225,675
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07		Ba1		30,000	28,350
FrontierVision Holdings LP/FrontierVision		B2		55,000	56,238
FrontierVision Holdings LP/FrontierVision		Caa1		50,000	51,250
Lamar Media Corp. 9.25% 8/15/07		B1		156,000	161,070
Lamar Media Corp. 9.625% 12/1/06		B1		75,000	79,125
Nextmedia Operating, Inc. 10.75% 7/1/11		B3		170,000	170,000
NTL, Inc. 0% 4/1/08		B3		30,000	13,800
NTL, Inc. 10% 2/15/07		B2		40,000	26,000
Pegasus Communications Corp. 12.5% 8/1/17		B3		75,000	75,750
Pegasus Communications Corp. 9.625% 10/15/05		B3		40,000	35,600
Pegasus Communications Corp. 9.75% 12/1/06		B3		25,000	22,250
Pegasus Satellite Communication, Inc. 0% 3/1/07		Caa1		320,000	185,600
Pegasus Satellite Communication, Inc. 12.375% 8/1/06		B3		25,000	22,875
Quebecor Media, Inc. 11.125% 7/15/11		B2		320,000	319,200
Radio One, Inc. 8.875% 7/1/11		B3		430,000	430,000
Susquehanna Media Co. 8.5% 5/15/09		B1		20,000	20,300
Telemundo Holdings, Inc. 0% 8/15/08		B3		525,000	404,250
TV Azteca SA de CV euro 10.5% 2/15/07 (Reg. S)		Ba3		25,000	22,875
TV Azteca SA de CV yankee 10.5% 2/15/07		B1		15,000	13,725
Multiline Retail
JCPenney Co., Inc. 6% 5/1/06		Ba2		40,000	33,200
JCPenney Co., Inc. 6.125% 11/15/03		Ba2		15,000	14,250
JCPenney Co., Inc. 6.9% 8/15/26		Ba2		110,000	105,600
JCPenney Co., Inc. 7.375% 6/15/04		Ba2		45,000	42,975
JCPenney Co., Inc. 7.375% 8/15/08		Ba2		15,000	13,350
JCPenney Co., Inc. 7.4% 4/1/37		Ba2		45,000	41,400
JCPenney Co., Inc. 7.6% 4/1/07		Ba2		15,000	13,875
JCPenney Co., Inc. 7.95% 4/1/17		Ba2		25,000	20,250
Textiles & Apparel
St. John Knits International, Inc. 12.5% 7/1/09		B3		10,000	10,000
CONSUMER STAPLES
Food & Drug Retailing
Argyll Group PLC euro 8.125% 10/4/02		BBB+	GBP	0	0
Rite Aid Corp. 11.25% 7/1/08		Caa2		280,000	282,100
Rite Aid Corp. 6.125% 12/15/08		Caa2		140,000	106,400
Rite Aid Corp. 6.5% 10/1/03		Caa2		30,000	28,500
Rite Aid Corp. 6.875% 8/15/13		Caa2		90,000	66,600
Rite Aid Corp. 7.625% 4/15/05		Caa2		175,000	152,250
Tesco PLC euro 8.75% 2/20/03		Aa3	GBP	0	0
Food Products
Del Monte Corp. 9.25% 5/15/11		B3		170,000	171,700
Gruma SA de CV yankee 7.625% 10/15/07		Ba2		50,000	44,000
Mastellone Hermanos SA yankee 11.75% 4/1/08		B2		40,000	24,000
ENERGY
Energy Equipment & Services
Lone Star Technologies, Inc. 9% 6/1/11		B1		30,000	28,800
Oil & Gas
Chesapeake Energy Corp. 8.125% 4/1/11		B2		540,000	504,900
Chesapeake Energy Corp. 8.5% 3/15/12		B2		90,000	88,200
Cross Timbers Oil Co. 8.75% 11/1/09		B1		120,000	122,400
Cross Timbers Oil Co. 9.25% 4/1/07		B1		65,000	66,950
Nuevo Energy Co. 9.375% 10/1/10		B1		175,000	173,250
Pemex Proj. Funding Master Trust euro 9.125% 10/13/10 (Reg. S)		Baa3		70,000	73,675
Pemex Project Fund Master Trust 8.5% 2/15/08		Baa3		67,000	68,843
Plains Resources, Inc. 10.25% 3/15/06		B2		195,000	200,850
Petroleos Mexicanos 9.25% 3/30/18		Ba2		35,000	36,750
Petroleos Mexicanos 9.5% 9/15/27		Baa3		35,000	37,188
FINANCIALS
Banks
Banco Hipotecario SA 10% 4/17/03 (Reg. S)		B1		20,000	18,600
Banco Nacional de Desenvolvimento Economicoe Social 11.25% 9/20/05		B1		0	0
Banco Nacional de Desenvolvimento Economicoe Social 12.554% 6/16/08				0	0
Depfa Bank AG 4.75% 3/20/03		Aaa	EUR	0	0
Export Credit Bank of Turkey 11.5% 2/25/05 (Reg. S)		B2		20,000	18,200
Hanvit Bank 12.75% 3/1/10		Ba3		15,000	16,125
Hanvit Bank 12.75% 3/1/10 (Reg. S)		B1		15,000	16,125
Diversified Financials
APP International Finance (Mauritius) Ltd. 0% 7/5/01		B3		270,000	16,200
CanWest Media, Inc. 10.625% 5/15/11		B2		60,000	60,750
Cellco Finance NV yankee 15% 8/1/05		Caa1		100,000	84,000
Cellco Finance NV yankee 12.75% 8/1/05		B3		200,000	160,000
ComEd Financing II 8.5% 1/15/27		Baa3		185,000	180,505
Crown Cork & Seal Finance PLC yankee 6.75% 12/15/03		Caa3		50,000	22,250
Crown Cork & Seal Finance PLC yankee 7% 12/15/06		Caa3		10,000	3,900
Crown Cork & Seal Finance SA yankee 6.75% 12/15/03		Caa3		50,000	22,500
Dobson/Sygnet Communications Co. 12.25% 12/15/08		B3		115,000	116,150
Ford Motor Credit Co. 5.625% 2/2/04		A2	EUR	0	0
Ford Motor Credit Co. euro 1.2% 2/7/05		A1	JPY	0	0
KFW International Finance, Inc. euro 1.75% 3/23/10		Aaa	JPY	45,000,000	387,147
KFW International Finance, Inc. euro 10.625% 9/3/01		Aaa	GBP	0	0
Mediacom Broadband LLC/Mediacm Broadband Corp. 11% 7/15/13		B2		130,000	132,600
PTC International Finance BV yankee 0% 7/1/07		B2		305,000	259,250
PTC International Finance II SA yankee 11.25% 12/1/09		B2		230,000	239,200
Punch Taverns Finance PLC euro 7.567% 4/15/26		Baa2	GBP	0	0
Sealed Air Finance euro 5.625% 7/19/06		Baa3	EUR	0	0
SESI LLC 8.875% 5/15/11		B1		250,000	247,500
Real Estate
LNR Property Corp. 10.5% 1/15/09		B1		325,000	325,000
Meditrust Corp. 7.82% 9/10/26		Ba3		195,000	187,200
WCI Communities, Inc. 10.625% 2/15/11		B1		315,000	328,388
HEALTH CARE
Health Care Equipment & Supplies
Boston Scientific Corp. 6.625% 3/15/05		Baa3		60,000	56,700
Health Care Providers & Services
Columbia/HCA Healthcare Corp. 7.15% 3/30/04		Ba1		50,000	49,940
DaVita, Inc. 9.25% 4/15/11		B2		90,000	92,250
Stewart Enterprises, Inc. 10.75% 7/1/08		B2		170,000	175,100
Tenet Healthcare Corp. 8.125% 12/1/08		Ba3		95,000	97,375
Triad Hospitals, Inc. 8.75% 5/1/09		B1		220,000	224,950
Unilab Corp. 12.75% 10/1/09		B3		160,000	185,600
INDUSTRIALS
Aerospace & Defense
Alliant Techsystems, Inc. 8.5% 5/15/11		B2		350,000	353,500
Commercial Services & Supplies
Browning-Ferris Industries, Inc. 7.4% 9/15/35		Ba3		220,000	176,000
Browning-Ferris Industries, Inc. 9.25% 5/1/21		Ba3		250,000	241,250
Iron Mountain, Inc. 8.25% 7/1/11		B2		30,000	29,925
Iron Mountain, Inc. 8.625% 4/1/13		B2		115,000	115,000
Pierce Leahy Command Co. yankee 8.125% 5/15/08		B2		47,000	46,765
Pierce Leahy Corp. 9.125% 7/15/07		B2		65,000	67,275
Machinery
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09		B3		60,000	63,600
Marine
Teekay Shipping Corp. 8.875% 7/15/11		Ba2		285,000	289,275
Road & Rail
TFM SA de CV yankee 0% 6/15/09		B1		785,000	667,250
INFORMATION TECHNOLOGY
Communications Equipment
Spectrasite Holdings, Inc. 0% 3/15/10		B3		500,000	200,000
MATERIALS
Chemicals
Avecia Group PLC yankee 11% 7/1/09		B2		250,000	248,750
Huntsman Corp. 9.5% 7/1/07		Caa1		190,000	117,800
IMC Global, Inc. 7.4% 11/1/02		Ba2		50,000	47,375
Containers & Packaging
Applied Extrusion Technologies, Inc. 10.75% 7/1/11		B2		40,000	40,200
Crown Cork & Seal, Inc. 6.75% 4/15/03		Caa3		20,000	9,600
Crown Cork & Seal, Inc. 7.125% 9/1/02		Caa3		110,000	63,250
Crown Cork & Seal, Inc. 7.375% 12/15/26		Caa3		45,000	16,650
Crown Cork & Seal, Inc. 8% 4/15/23		Caa3		20,000	7,400
Crown Cork & Seal, Inc. 8.375% 1/15/05		Caa3		60,000	24,000
Gaylord Container Corp. 9.375% 6/15/07		Caa1		100,000	63,000
Gaylord Container Corp. 9.75% 6/15/07		Caa1		165,000	103,950
Packaging Corp. of America 9.625% 4/1/09		B1		205,000	217,300
Metals & Mining
Century Aluminum Co. 11.75% 4/15/08		Ba3		15,000	15,750
P&L Coal Holdings Corp. 8.875% 5/15/08		Ba3		41,000	42,743
P&L Coal Holdings Corp. 9.625% 5/15/08		B2		24,000	25,200
Phelps Dodge Corp. 8.75% 6/1/11		Baa2		425,000	419,263
Paper & Forest Products
APP China Group Ltd. 14% 3/15/10		Caa3		60,000	3,900
APP China Group Ltd. 14% 3/15/10 (Reg. S)		Caa3		115,000	7,475
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07		Caa1		60,000	12,300
Riverwood International Corp. 10.625% 8/1/07		B3		140,000	143,500
TELECOMMUNICATION SERVICES
Diversified Telecommunication Services
Alestra SA de RL de CV yankee 12.125% 5/15/06		B2		75,000	67,688
Comunicacion Celular SA 14.125% 3/1/05		B3		30,000	27,300
Intermedia Communications, Inc. 0% 3/1/09		B3		165,000	120,450
Intermedia Communications, Inc. 0% 7/15/07		B2		125,000	110,313
Intermedia Communications, Inc. 8.5% 1/15/08		B2		150,000	146,250
Intermedia Communications, Inc. 8.875% 11/1/07		B2		15,000	14,625
McCaw International Ltd. 0% 4/15/07		Caa1		110,000	30,800
Nextel International, Inc. 12.75% 8/1/10		Caa1		95,000	29,450
NTL Communications Corp. 0% 10/1/08		B3		640,000	275,200
NTL Communications Corp. 11.5% 10/1/08		B3		65,000	42,900
Philippine Long Distance Telephone Co. 10.5% 4/15/09		Ba2		20,000	18,600
Telefonos de Mexico SA de CV 8.25% 1/26/06		Baa3		60,000	61,800
Tritel PCS, Inc. 0% 5/15/09		B3		790,000	481,900
Triton PCS, Inc. 0% 5/1/08		B3		815,000	643,850
Wireless Telecommunication Services
Echostar Broadband Corp. 10.375% 10/1/07		B1		635,000	631,825
Grupo Iusacell SA de CV yankee 14.25% 12/1/06		B1		35,000	37,231
Horizon PCS, Inc. 0% 10/1/10		Caa1		120,000	45,600
Millicom International Cellular SA yankee 13.5% 6/1/06		Caa1		240,000	208,800
Nextel Communications, Inc. 0% 9/15/07		B1		20,000	13,600
Nextel Communications, Inc. 0% 2/15/08		B1		855,000	555,750
Nextel Communications, Inc. 12% 11/1/08		B1		90,000	79,200
Occidente Y Caribe Celular SA yankee 14% 3/15/04		B3		40,000	36,400
Orange PLC yankee 9% 6/1/09		A3		160,000	166,400
TeleCorp PCS, Inc. 0% 4/15/09		B3		105,000	65,100
VoiceStream Wireless Corp. 0% 11/15/09		Baa1		1,140,000	934,800
VoiceStream Wireless Corp. 10.375% 11/15/09		Baa1		130,000	148,200
UTILITIES
Electric Utilities
AES Corp. 9.375% 9/15/10		Ba1		330,000	330,000
AES Corp. 9.5% 6/1/09		Ba1		100,000	101,750
CMS Energy Corp. 8.375% 7/1/03		Ba3		120,000	118,800
CMS Energy Corp. 9.875% 10/15/07		Ba3		150,000	156,000
Pacific Gas & Electric Co. 6.75% 10/1/23		B3		50,000	39,500
Pacific Gas & Electric Co. 7.05% 3/1/24		B3		25,000	20,000
Pacific Gas & Electric Co. 7.875% 3/1/02		B3		55,000	50,050
Multi-Utilities
PG&E National Energy Group, Inc. 10.375% 5/16/11		Baa2		290,000	290,000

Foreign Government and Government Agency Obligations	53.0%
Arab Republic of Egypt 7.625% 7/11/06		Ba1		160,000	159,410
Arab Republic of Egypt 8.75% 7/11/11		NR		105,000	104,875
Argentinian Republic 11% 10/9/06		B1		80,000	66,900
Argentinian Republic 11.375% 1/30/17		B1		140,000	104,650
Argentinian Republic 11.75% 5/15/06		B1		135,000	114,075
Argentinian Republic 11.75% 6/15/15		B1		70,000	53,025
Argentinian Republic 12% 6/19/31		B1		300,000	213,750
Argentinian Republic 12.25% 6/19/18		B1		227,884	162,937
Argentinian Republic 12.375% 2/21/12		B1		216,000	170,100
Argentinian Republic 7% 12/19/08		B1		175,000	132,563
Argentinian Republic 8.375% 12/20/03		B1		40,000	34,400
Argentinian Republic 9.75% 9/19/27		B1		185,000	123,025
Argentinian Republic BOCON 5.3738% 4/1/07		B2		64,531	46,069
Argentinian Republic Brady floating rate bond 5.5625% 3/31/05		B2		96,000	78,180
Argentinian Republic Brady par L-GP 6% 3/31/23		B2		140,000	89,600
Argentinian Republic Series BT06, 11.25% 5/24/04		B1		105,000	92,400
Argentinian Republic Series BT07, 11.75% 5/21/03		B1		160,000	144,800
Argentinian Republic Series BT08, 12.125% 5/21/05		B1		165,000	145,200
Brazilian Federative Republic 11% 8/17/40		B1		335,000	248,068
Brazilian Federative Republic 11.25% 7/26/07		B1		115,000	110,975
Brazilian Federative Republic 12.75% 1/15/20		B1		70,000	62,650
Brazilian Federative Republic 14.5% 10/15/09		B1		200,000	207,100
Brazilian Federative Republic 7.625% 4/15/06		B1		40,000	35,600
Brazilian Federative Republic 8.875% 4/15/24		B1		585,000	377,325
Brazilian Federative Republic Brady capitalization bond 8% 4/15/14		B1		145,308	107,709
Brazilian Federative Republic Brady debt conversion bond 5.5% 4/15/12		B1		390,000	276,413
Brazilian Federative Republic Brady par Z-L 6% 4/15/24		B1		150,000	99,750
Brazilian Federative Republic euro 11.625% 4/15/04		B1		120,000	122,160
Bulgarian Republic Brady discount A 7.75% 7/18/24		B2		45,000	35,438
Bulgarian Republic Brady FLIRB A, 3% 7/28/12		B2		274,000	222,283
Bulgarian Republic Brady interest arrears bond 7.75% 7/28/11		B2		0	0
Canadian Government 1.9% 3/23/09		Aa1	JPY	0	0
Canadian Government 10% 5/1/02		Aa1	CAD	490,000	337,715
Canadian Government 7% 12/1/06		Aa1	CAD	1,425,000	996,276
Canadian Government 9% 6/1/25		Aa1	CAD	495,000	441,145
Central Bank of Nigeria Brady 6.25% 11/15/20		NR		250,000	160,625
Central Bank of Nigeria promissory note 5.092% 1/5/10		NR		229,554	154,660
City of St. Petersburg Russia 9.5% 6/18/02 (Reg. S)		Caa1		0	0
Colombian Republic 10.5% 6/13/06		Ba2		15,000	15,450
Colombian Republic 11.75% 2/25/20		Ba2		70,000	67,025
Colombian Republic 7.625% 2/15/07		Ba2		50,000	45,625
Colombian Republic 8.625% 4/1/08		Ba2		70,000	65,275
Colombian Republic 9.75% 4/23/09		Ba2		103,000	98,365
Ecuador Republic 12% 11/15/12		Caa2		7,000	4,918
Ecuador Republic 12% 11/15/12 (Reg. S)		Caa2		235,000	165,088
Ecuador Republic 4% 8/15/30		Caa2		130,000	56,225
Ecuador Republic 4% 8/15/30 (Reg. S)		Caa2		330,000	142,725
European Investment Bank euro 6% 12/7/28		Aaa	GBP	120,000	179,523
French Government OAT 7.25%, 4/25/06		Aaa	EUR	0	0
Germany Federal Republic 3.75% 1/4/09		Aaa	EUR	1,180,000	926,336
Germany Federal Republic 4.5% 3/15/02		Aaa	EUR	0	0
Germany Federal Republic 4.5% 5/17/02		Aaa	EUR	200,000	170,141
Germany Federal Republic 5% 2/17/06		Aaa	EUR	0	0
Germany Federal Republic 5% 8/19/05		Aaa	EUR	0	0
Germany Federal Republic 5.5% 1/4/31		Aaa	EUR	390,000	322,265
Germany Federal Republic 6% 1/4/07		Aaa	EUR	0	0
Germany Federal Republic 8% 7/22/02		Aaa	EUR	450,000	396,466
Germany Federal Republic Series 134, 4.25% 2/18/05		Aaa	EUR	0	0
Germany Federal Republic Series 96, 6.25% 4/26/06		Aaa	EUR	1,300,000	1,183,782
Italian Republic 3.75% 6/8/05		Aa3	JPY	105,000,000	957,746
Italian Republic 6% 11/1/07		Aa3	EUR	0	0
Italian Republic 6% 5/1/31		Aa3	EUR	0	0
Ivory Coast Brady FLIRB A, 1.9% 3/29/18		NR	FRF	275,000	5,699
Ivory Coast FLIRB 2% 3/30/18 (Reg. S)		NR		90,000	14,850
Jamaican Government 11.75% 5/15/11		Ba3		50,000	52,625
Malaysian Government 7.5% 7/15/11		Baa2		55,000	54,240
Oblast Nizhniy Novgorod 8.75% 4/3/05 (Reg. S)		Ca		111,156	81,144
Ontario Province 9% 9/15/04		Aa3	CAD	0	0
Pakistani Republic 10% 12/13/05		Caa1		30,000	23,550
Pakistani Republic 10% 12/13/05 (Reg. S)		Caa1		105,000	82,425
Panamanian Republic 10.75% 5/15/20		Ba1		0	0
Panamanian Republic 8.875% 9/30/27		Ba1		45,000	41,063
Panamanian Republic 9.625% 2/8/11		Ba1		25,000	25,406
Panamanian Republic euro Brady interest reduction bond 4.5% 7/17/14		Ba1		125,000	110,313
Peruvian Republic Brady past due interest 4.5% 3/7/17		Ba3		170,000	117,300
Peruvian Republic euro Brady FLIRB 4% 3/7/17		Ba3		165,000	102,919
Philippine Government 10.625% 3/16/25		Ba1		60,000	54,600
Philippine Government 9.5% 10/21/24		Ba1		60,000	59,025
Philippine Government 9.875% 1/15/19		Ba1		145,000	126,513
Philippine Government 9.875% 3/16/10		Ba1		0	0
Russian Federation 10% 6/26/07		B3		315,000	279,956
Russian Federation 11% 7/24/18 (Reg. S)		B3		160,000	139,400
Russian Federation 11.75% 6/10/03 (Reg. S)		B3		160,000	164,480
Russian Federation 12.75% 6/24/28 (Reg. S)		B3		339,000	335,186
Russian Federation 5% 3/31/30		B3		675,000	319,781
Russian Federation 5% 3/31/30 (Reg. S)		B3		640,000	303,200
Russian Federation 8.25% 3/31/10		B3		55,000	42,350
Russian Federation 8.25% 3/31/10		B3		101,171	77,902
Russian Federation 8.75% 7/24/05 (Reg. S)		B3		190,000	174,563
Russian Federation Ministry of Finance 3% 5/14/08		Caa3		0.00	0
Russian Federation Ministry of Finance 3% 5/14/03		Caa3		0.00	0
Russian Federation Ministry of Finance 3% 5/14/06		Caa3		0.00	0
Spanish Kingdom 5.4% 7/30/11		Aa2	EUR	1,000,000	845,522
Spanish Kingdom 6% 1/31/29		Aa2	EUR	0	0
Treuhandanstalt 7.5% 9/9/04		Aaa	EUR	1,550,000	1,431,580
Turkish Republic 11.75% 6/15/10		B1		206,000	180,250
Turkish Republic 11.875% 1/15/30		B1		110,000	91,850
Turkish Republic 11.875% 11/5/04		B1		30,000	29,775
Turkish Republic 12% 12/15/08		B1		0	0
Turkish Republic 12.375% 6/15/09		B1		215,000	197,263
Ukraine Government 11% 3/15/07 (Reg. S)		Caa1		145,500	112,588
United Kingdom, Great Britain & Northern Irelamd 8% 12/7/15		Aaa	GBP	165,000	296,657
United Kingdom, Great Britain & Northern Ireland 5% 6/7/04		Aaa	GBP	0	0
United Kingdom, Great Britain & Northern Ireland 6.25% 11/25/10		Aaa	GBP	0	0
United Kingdom, Great Britain & Northern Ireland 7.5% 12/7/06		Aaa	GBP	510,000	788,814
United Kingdom, Great Britain & Northern Ireland 8% 12/7/15		Aaa	GBP	0	0
United Kingdom, Great Britain & Northern Ireland 8.75% 8/25/17		Aaa	GBP	160,000	311,264
United Kingdom, Great Britain & Northern Ireland 9.75% 8/27/02		Aaa	GBP	135,000	200,129
United Mexican States 11.375% 9/15/16		Baa3		274,000	330,855
United Mexican States 8.125% 12/30/19		Baa3		470,000	444,150
United Mexican States 8.375% 1/14/11		Baa3		395,000	397,568
Venezuelan Republic 13.625% 8/15/18		B2		50,000	48,625
Venezuelan Republic 13.625% 8/15/18		B2		35,000	34,038
Venezuelan Republic 9.25% 9/15/27		B2		175,000	121,188
Venezuelan Republic euro Brady debt conversion bond 7.875% 12/18/07		B2		154,760	129,128
Venezuelan Republic euro Brady par W-A 6.75% 3/31/20		B2		250,000	188,906
Venezuelan Republic oil recovery rights 4/15/20 (amounts in shares)		ZZ1		1,250	0

Supranational Obligations
International Bank for Reconstruction & Development 2% 2/18/08		Aaa	JPY	50,000,000	438,783
International Bank for Reconstruction & Development 4.75% 12/20/04		Aaa	JPY	0	0

Common Stocks	0.0%
CONSUMER DISCRETIONARY
Media				Shares
NTL, Inc. warrants 10/14/08				56	336
FINANCIALS
Banks
Central Bank of Nigeria warrants 11/15/20				250.00	0
TELECOMMUNICATION SERVICES
Wireless Telecommunication Services
Horizon PCS, Inc. warrants 10/1/10				120	2,400

Preferred Stocks	0.9%
Convertible Preferred Stocks
TELECOMMUNICATION SERVICES
Diversified Telecommunication Services
Earthwatch, Inc. Series C, $0.2975 pay-in-kind				4,093	82
Nonconvertible Preferred Stocks
CONSUMER DISCRETIONARY
Media
CSC Holdings, Inc. Series H, $11.75 pay-in-kind				399	42,593
INFORMATION TECHNOLOGY
Communications Equipment
Crown Castle International Corp. $127.50 pay-in-kind				151	124,575
TELECOMMUNICATION SERVICES
Diversified Telecommunication Services
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind				525	519,750
Intermedia Communications, Inc. Series B, $135.00 pay in kind				1	970
Wireless Telecommunication Services
Dobson Communications Corp. $122.50 pay-in-kind				69	55,890
Dobson Communications Corp. $130.00 pay-in-kind				28	24,640
Nextel Communications, Inc. Series D, $130.00 pay-in-kind				315	189,000
Nextel Communications, Inc. Series E, $111.25 pay-in-kind				452	257,640

Sovereign Loan Participations	0.1%			Principal Amount
Algerian Republic loan participation Series 1 - Deutsche Bank 5.8125% 9/4/06		NR		0	0
Algerian Republic loan participation Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 5.8125% 9/4/06		NR		28,269	24,594
Algerian Republic loan participation Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 5.8125% 3/4/10		NR		48,458	39,735

U.S. Government and Government Agency Obligations	14.8%
U.S. Government Agency Obligations
Fannie Mae 5.5% 5/2/06		AA-		85,000	84,150
Fannie Mae 6.25% 2/1/11		Aa2		35,000	34,557
Freddie Mac 5.875% 3/21/11		Aa2		20,000	19,191
U.S. Treasury Obligations
U.S. Treasury Bonds 8.875% 8/15/17		Aaa		2,525,000	3,314,467
U.S. Treasury Bonds 9% 11/15/18		Aaa		1,705,000	2,280,710
U.S. Treasury Bonds 11.25% 2/15/15		Aaa		2,370,000	3,586,094
U.S. Treasury Notes 4.25% 5/31/03		Aaa		6,650,000	6,647,925
U.S. Treasury Notes 7% 7/15/06		Aaa		4,600,000	4,989,587

Cash Equivalents	4.6%			Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations)				2,399,796.79	2,399,000

Total Investment Portfolio	100.3%			(Cost $73,916,986)	72,551,151

Net Other Assets	-0.3%				542,142

Net Assets	100.0%				73,093,293


				Combined	Combined
	% of Combined
	Portfolio	Moody's Ratings		Principal Amount	Value (Note 1)
Corporate Bonds
Convertible Bonds	0.9%
CONSUMER DISCRETIONARY
Media				Combined	Combined
EchoStar Communications Corp. 4.875% 1/1/07		Caa2		80,000	77,000
EchoStar Communications Corp. 4.875% 1/1/07		Caa1		295,000	283,938
Specialty Retail
Sunglass Hut International, Inc. 5.25% 6/15/03		B3		70,000	65,100
FINANCIALS
Diversified Financials
BP Finance PLC (LUKoil) 3% 2/9/06		AA+		59,000	69,989
HEALTH CARE
Health Care Providers & Services
Renal Treatment Centers, Inc. 5.625% 7/15/06		B2		300,000	305,250
Total Renal Care Holdings 7% 5/15/09		B2		265,000	251,088
INFORMATION TECHNOLOGY
Electronic Equipment & Instruments
Sanmina Corp. 0% 9/12/20		Ba3		520,000	186,550
Semiconductor Equipment & Products
Transwitch Corp. 4.5% 9/12/05		B2		140,000	98,175

Nonconvertible Bonds	26.0%
CONSUMER DISCRETIONARY
Automobiles
General Motors Corp. euro 1.25% 12/20/04		A2	JPY	150,000,000	1,219,532
Auto Components
Oxford Automotive, Inc. 10.125% 6/15/07		Caa1		50,000	30,500
Hotels Restaurants & Leisure
Florida Panthers Holdings, Inc. 9.875% 4/15/09		B2		420,000	428,400
Hilton Hotels Corp. 7.625% 5/15/08		Baa3		250,000	242,141
HMH Properties, Inc. 7.875% 8/1/05		Ba2		230,000	224,250
HMH Properties, Inc. 7.875% 8/1/08		Ba2		125,000	117,500
Horseshoe Gaming LLC 8.625% 5/15/09		B2		260,000	261,300
ITT Corp. 7.375% 11/15/15		Ba1		225,000	205,313
KSL Recreation Group, Inc. 10.25% 5/1/07		B2		125,000	126,250
Mandalay Resort Group 9.5% 8/1/08		Ba2		25,000	26,125
Mandalay Resort Group 10.25% 8/1/07		Ba3		115,000	120,175
MGM Mirage, Inc. 8.5% 9/15/10		Baa3		15,000	15,648
MGM Mirage, Inc. 9.75% 6/1/07		Ba2		285,000	304,238
Premier Parks, Inc. 9.25% 4/1/06		B3		120,000	120,000
Premier Parks, Inc. 9.75% 6/15/07		B3		185,000	187,313
Station Casinos, Inc. 8.375% 2/15/08		Ba3		285,000	286,425
Station Casinos, Inc. 8.875% 12/1/08		B1		130,000	130,975
Sun International Hotels Ltd./Sun		B1		175,000	175,656
Tricon Global Restaurants, Inc. 8.875% 4/15/11		Ba1		160,000	163,200
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04		Caa1		290,000	310,300
Household Durables
Beazer Homes USA, Inc. 8.625% 5/15/11		Ba3		210,000	208,950
Beazer Homes USA, Inc. 8.875% 4/1/08		Ba3		30,000	30,150
Ryland Group, Inc. 9.125% 6/15/11		B1		110,000	108,900
Sealy Mattress Co. 9.875% 12/15/07		B2		60,000	58,800
Media
Adelphia Communications Corp.: 9.25% 10/1/02		B2		125,000	125,313
Adelphia Communications Corp.: 10.25% 6/15/11		B2		150,000	147,000
Adelphia Communications Corp.: 10.875% 10/1/10		B2		310,000	313,100
AMC Entertainment, Inc. 9.5% 2/1/11		Caa3		155,000	137,950
Callahan Nordrhein Westfalen 0% 7/15/10		B3		60,000	21,000
Century Communications Corp. 0% 1/15/08		B2		260,000	123,500
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 0% 1/15/10		B2		490,000	328,300
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 0% 5/15/11		B2		260,000	148,200
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 10% 5/15/11		B2		140,000	141,400
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 8.625% 4/1/09		B2		390,000	367,575
Cinemark USA, Inc. 9.625% 8/1/08		Caa2		125,000	107,500
CSC Holdings, Inc. 10.5% 5/15/16		Ba3		75,000	83,250
CSC Holdings, Inc. 9.25% 11/1/05		Ba3		20,000	20,500
CSC Holdings, Inc. 9.875% 2/15/13		Ba3		800,000	854,000
CSC Holdings, Inc. 9.875% 4/1/23		B1		120,000	128,400
CSC Holdings, Inc. 9.875% 5/15/06		Ba3		60,000	62,700
Diamond Cable Communications PLC yankee 11.75% 12/15/05		B2		100,000	67,000
EchoStar DBS Corp. 9.375% 2/1/09		B1		690,000	679,650
Fox Family Worldwide, Inc. 0% 11/1/07		B1		255,000	225,675
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07		Ba1		30,000	28,350
FrontierVision Holdings LP/FrontierVision		B2		55,000	56,238
FrontierVision Holdings LP/FrontierVision		Caa1		50,000	51,250
Lamar Media Corp. 9.25% 8/15/07		B1		156,000	161,070
Lamar Media Corp. 9.625% 12/1/06		B1		75,000	79,125
Nextmedia Operating, Inc. 10.75% 7/1/11		B3		170,000	170,000
NTL, Inc. 0% 4/1/08		B3		30,000	13,800
NTL, Inc. 10% 2/15/07		B2		40,000	26,000
Pegasus Communications Corp. 12.5% 8/1/17		B3		75,000	75,750
Pegasus Communications Corp. 9.625% 10/15/05		B3		40,000	35,600
Pegasus Communications Corp. 9.75% 12/1/06		B3		25,000	22,250
Pegasus Satellite Communication, Inc. 0% 3/1/07		Caa1		320,000	185,600
Pegasus Satellite Communication, Inc. 12.375% 8/1/06		B3		25,000	22,875
Quebecor Media, Inc. 11.125% 7/15/11		B2		320,000	319,200
Radio One, Inc. 8.875% 7/1/11		B3		430,000	430,000
Susquehanna Media Co. 8.5% 5/15/09		B1		20,000	20,300
Telemundo Holdings, Inc. 0% 8/15/08		B3		525,000	404,250
TV Azteca SA de CV euro 10.5% 2/15/07 (Reg. S)		Ba3		50,000	45,750
TV Azteca SA de CV yankee 10.5% 2/15/07		B1		35,000	32,025
Multiline Retail
JCPenney Co., Inc. 6% 5/1/06		Ba2		40,000	33,200
JCPenney Co., Inc. 6.125% 11/15/03		Ba2		15,000	14,250
JCPenney Co., Inc. 6.9% 8/15/26		Ba2		110,000	105,600
JCPenney Co., Inc. 7.375% 6/15/04		Ba2		45,000	42,975
JCPenney Co., Inc. 7.375% 8/15/08		Ba2		15,000	13,350
JCPenney Co., Inc. 7.4% 4/1/37		Ba2		45,000	41,400
JCPenney Co., Inc. 7.6% 4/1/07		Ba2		15,000	13,875
JCPenney Co., Inc. 7.95% 4/1/17		Ba2		25,000	20,250
Textiles & Apparel
St. John Knits International, Inc. 12.5% 7/1/09		B3		10,000	10,000
CONSUMER STAPLES
Food & Drug Retailing
Argyll Group PLC euro 8.125% 10/4/02		BBB+	GBP	250,000	361,445
Rite Aid Corp. 11.25% 7/1/08		Caa2		280,000	282,100
Rite Aid Corp. 6.125% 12/15/08		Caa2		140,000	106,400
Rite Aid Corp. 6.5% 10/1/03		Caa2		30,000	28,500
Rite Aid Corp. 6.875% 8/15/13		Caa2		90,000	66,600
Rite Aid Corp. 7.625% 4/15/05		Caa2		175,000	152,250
Tesco PLC euro 8.75% 2/20/03		Aa3	GBP	500,000	735,982
Food Products
Del Monte Corp. 9.25% 5/15/11		B3		170,000	171,700
Gruma SA de CV yankee 7.625% 10/15/07		Ba2		110,000	96,800
Mastellone Hermanos SA yankee 11.75% 4/1/08		B2		80,000	48,000
ENERGY
Energy Equipment & Services
Lone Star Technologies, Inc. 9% 6/1/11		B1		30,000	28,800
Oil & Gas
Chesapeake Energy Corp. 8.125% 4/1/11		B2		540,000	504,900
Chesapeake Energy Corp. 8.5% 3/15/12		B2		90,000	88,200
Cross Timbers Oil Co. 8.75% 11/1/09		B1		120,000	122,400
Cross Timbers Oil Co. 9.25% 4/1/07		B1		65,000	66,950
Nuevo Energy Co. 9.375% 10/1/10		B1		175,000	173,250
Pemex Proj. Funding Master Trust euro 9.125% 10/13/10 (Reg. S)		Baa3		150,000	157,875
Pemex Project Fund Master Trust 8.5% 2/15/08		Baa3		129,000	132,548
Plains Resources, Inc. 10.25% 3/15/06		B2		195,000	200,850
Petroleos Mexicanos 9.25% 3/30/18		Ba2		70,000	73,500
Petroleos Mexicanos 9.5% 9/15/27		Baa3		70,000	74,375
FINANCIALS
Banks
Banco Hipotecario SA 10% 4/17/03 (Reg. S)		B1		45,000	41,850
Banco Nacional de Desenvolvimento Economicoe Social 11.25% 9/20/05		B1		65,000	64,594
Banco Nacional de Desenvolvimento Economicoe Social 12.554% 6/16/08				210,000	191,888
Depfa Bank AG 4.75% 3/20/03		Aaa	EUR	2,200,000	1,879,400
Export Credit Bank of Turkey 11.5% 2/25/05 (Reg. S)		B2		40,000	36,400
Hanvit Bank 12.75% 3/1/10		Ba3		35,000	37,625
Hanvit Bank 12.75% 3/1/10 (Reg. S)		B1		35,000	37,625
Diversified Financials
APP International Finance (Mauritius) Ltd. 0% 7/5/01		B3		615,000	36,900
CanWest Media, Inc. 10.625% 5/15/11		B2		60,000	60,750
Cellco Finance NV yankee 15% 8/1/05		Caa1		100,000	84,000
Cellco Finance NV yankee 12.75% 8/1/05		B3		200,000	160,000
ComEd Financing II 8.5% 1/15/27		Baa3		185,000	180,505
Crown Cork & Seal Finance PLC yankee 6.75% 12/15/03		Caa3		50,000	22,250
Crown Cork & Seal Finance PLC yankee 7% 12/15/06		Caa3		10,000	3,900
Crown Cork & Seal Finance SA yankee 6.75% 12/15/03		Caa3		50,000	22,500
Dobson/Sygnet Communications Co. 12.25% 12/15/08		B3		115,000	116,150
Ford Motor Credit Co. 5.625% 2/2/04		A2	EUR	500,000	429,930
Ford Motor Credit Co. euro 1.2% 2/7/05		A1	JPY	190,000,000	1,543,217
KFW International Finance, Inc. euro 1.75% 3/23/10		Aaa	JPY	165,000,000	1,419,540
KFW International Finance, Inc. euro 10.625% 9/3/01		Aaa	GBP	250,000	356,491
Mediacom Broadband LLC/Mediacm Broadband Corp. 11% 7/15/13		B2		130,000	132,600
PTC International Finance BV yankee 0% 7/1/07		B2		305,000	259,250
PTC International Finance II SA yankee 11.25% 12/1/09		B2		230,000	239,200
Punch Taverns Finance PLC euro 7.567% 4/15/26		Baa2	GBP	1,000,000	1,324,060
Sealed Air Finance euro 5.625% 7/19/06		Baa3	EUR	750,000	563,603
SESI LLC 8.875% 5/15/11		B1		250,000	247,500
Real Estate
LNR Property Corp. 10.5% 1/15/09		B1		325,000	325,000
Meditrust Corp. 7.82% 9/10/26		Ba3		195,000	187,200
WCI Communities, Inc. 10.625% 2/15/11		B1		315,000	328,388
HEALTH CARE
Health Care Equipment & Supplies
Boston Scientific Corp. 6.625% 3/15/05		Baa3		60,000	56,700
Health Care Providers & Services
Columbia/HCA Healthcare Corp. 7.15% 3/30/04		Ba1		50,000	49,940
DaVita, Inc. 9.25% 4/15/11		B2		90,000	92,250
Stewart Enterprises, Inc. 10.75% 7/1/08		B2		170,000	175,100
Tenet Healthcare Corp. 8.125% 12/1/08		Ba3		95,000	97,375
Triad Hospitals, Inc. 8.75% 5/1/09		B1		220,000	224,950
Unilab Corp. 12.75% 10/1/09		B3		160,000	185,600
INDUSTRIALS
Aerospace & Defense
Alliant Techsystems, Inc. 8.5% 5/15/11		B2		350,000	353,500
Commercial Services & Supplies
Browning-Ferris Industries, Inc. 7.4% 9/15/35		Ba3		220,000	176,000
Browning-Ferris Industries, Inc. 9.25% 5/1/21		Ba3		250,000	241,250
Iron Mountain, Inc. 8.25% 7/1/11		B2		30,000	29,925
Iron Mountain, Inc. 8.625% 4/1/13		B2		115,000	115,000
Pierce Leahy Command Co. yankee 8.125% 5/15/08		B2		47,000	46,765
Pierce Leahy Corp. 9.125% 7/15/07		B2		65,000	67,275
Machinery
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09		B3		60,000	63,600
Marine
Teekay Shipping Corp. 8.875% 7/15/11		Ba2		285,000	289,275
Road & Rail
TFM SA de CV yankee 0% 6/15/09		B1		835,000	709,750
INFORMATION TECHNOLOGY
Communications Equipment
Spectrasite Holdings, Inc. 0% 3/15/10		B3		500,000	200,000
MATERIALS
Chemicals
Avecia Group PLC yankee 11% 7/1/09		B2		250,000	248,750
Huntsman Corp. 9.5% 7/1/07		Caa1		190,000	117,800
IMC Global, Inc. 7.4% 11/1/02		Ba2		50,000	47,375
Containers & Packaging
Applied Extrusion Technologies, Inc. 10.75% 7/1/11		B2		40,000	40,200
Crown Cork & Seal, Inc. 6.75% 4/15/03		Caa3		20,000	9,600
Crown Cork & Seal, Inc. 7.125% 9/1/02		Caa3		110,000	63,250
Crown Cork & Seal, Inc. 7.375% 12/15/26		Caa3		45,000	16,650
Crown Cork & Seal, Inc. 8% 4/15/23		Caa3		20,000	7,400
Crown Cork & Seal, Inc. 8.375% 1/15/05		Caa3		60,000	24,000
Gaylord Container Corp. 9.375% 6/15/07		Caa1		100,000	63,000
Gaylord Container Corp. 9.75% 6/15/07		Caa1		165,000	103,950
Packaging Corp. of America 9.625% 4/1/09		B1		205,000	217,300
Metals & Mining
Century Aluminum Co. 11.75% 4/15/08		Ba3		15,000	15,750
P&L Coal Holdings Corp. 8.875% 5/15/08		Ba3		41,000	42,743
P&L Coal Holdings Corp. 9.625% 5/15/08		B2		24,000	25,200
Phelps Dodge Corp. 8.75% 6/1/11		Baa2		425,000	419,263
Paper & Forest Products
APP China Group Ltd. 14% 3/15/10		Caa3		135,000	8,775
APP China Group Ltd. 14% 3/15/10 (Reg. S)		Caa3		250,000	16,250
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07		Caa1		120,000	24,600
Riverwood International Corp. 10.625% 8/1/07		B3		140,000	143,500
TELECOMMUNICATION SERVICES
Diversified Telecommunication Services
Alestra SA de RL de CV yankee 12.125% 5/15/06		B2		150,000	135,375
Comunicacion Celular SA 14.125% 3/1/05		B3		60,000	54,600
Intermedia Communications, Inc. 0% 3/1/09		B3		165,000	120,450
Intermedia Communications, Inc. 0% 7/15/07		B2		125,000	110,313
Intermedia Communications, Inc. 8.5% 1/15/08		B2		150,000	146,250
Intermedia Communications, Inc. 8.875% 11/1/07		B2		15,000	14,625
McCaw International Ltd. 0% 4/15/07		Caa1		110,000	30,800
Nextel International, Inc. 12.75% 8/1/10		Caa1		95,000	29,450
NTL Communications Corp. 0% 10/1/08		B3		640,000	275,200
NTL Communications Corp. 11.5% 10/1/08		B3		65,000	42,900
Philippine Long Distance Telephone Co. 10.5% 4/15/09		Ba2		40,000	37,200
Telefonos de Mexico SA de CV 8.25% 1/26/06		Baa3		130,000	133,900
Tritel PCS, Inc. 0% 5/15/09		B3		790,000	481,900
Triton PCS, Inc. 0% 5/1/08		B3		815,000	643,850
Wireless Telecommunication Services
Echostar Broadband Corp. 10.375% 10/1/07		B1		635,000	631,825
Grupo Iusacell SA de CV yankee 14.25% 12/1/06		B1		80,000	85,100
Horizon PCS, Inc. 0% 10/1/10		Caa1		120,000	45,600
Millicom International Cellular SA yankee 13.5% 6/1/06		Caa1		240,000	208,800
Nextel Communications, Inc. 0% 9/15/07		B1		20,000	13,600
Nextel Communications, Inc. 0% 2/15/08		B1		855,000	555,750
Nextel Communications, Inc. 12% 11/1/08		B1		90,000	79,200
Occidente Y Caribe Celular SA yankee 14% 3/15/04		B3		80,000	72,800
Orange PLC yankee 9% 6/1/09		A3		160,000	166,400
TeleCorp PCS, Inc. 0% 4/15/09		B3		105,000	65,100
VoiceStream Wireless Corp. 0% 11/15/09		Baa1		1,140,000	934,800
VoiceStream Wireless Corp. 10.375% 11/15/09		Baa1		130,000	148,200
UTILITIES
Electric Utilities
AES Corp. 9.375% 9/15/10		Ba1		330,000	330,000
AES Corp. 9.5% 6/1/09		Ba1		100,000	101,750
CMS Energy Corp. 8.375% 7/1/03		Ba3		120,000	118,800
CMS Energy Corp. 9.875% 10/15/07		Ba3		150,000	156,000
Pacific Gas & Electric Co. 6.75% 10/1/23		B3		50,000	39,500
Pacific Gas & Electric Co. 7.05% 3/1/24		B3		25,000	20,000
Pacific Gas & Electric Co. 7.875% 3/1/02		B3		55,000	50,050
Multi-Utilities
PG&E National Energy Group, Inc. 10.375% 5/16/11		Baa2		290,000	290,000

Foreign Government and Government Agency Obligations	53.0%
Arab Republic of Egypt 7.625% 7/11/06		Ba1		365,000	363,653
Arab Republic of Egypt 8.75% 7/11/11		NR		245,000	244,708
Argentinian Republic 11% 10/9/06		B1		175,000	146,344
Argentinian Republic 11.375% 1/30/17		B1		300,000	224,250
Argentinian Republic 11.75% 5/15/06		B1		280,000	236,600
Argentinian Republic 11.75% 6/15/15		B1		149,000	112,868
Argentinian Republic 12% 6/19/31		B1		640,000	456,000
Argentinian Republic 12.25% 6/19/18		B1		545,238	389,845
Argentinian Republic 12.375% 2/21/12		B1		468,000	368,550
Argentinian Republic 7% 12/19/08		B1		370,000	280,275
Argentinian Republic 8.375% 12/20/03		B1		85,000	73,100
Argentinian Republic 9.75% 9/19/27		B1		395,000	262,675
Argentinian Republic BOCON 5.3738% 4/1/07		B2		136,656	97,560
Argentinian Republic Brady floating rate bond 5.5625% 3/31/05		B2		211,200	171,996
Argentinian Republic Brady par L-GP 6% 3/31/23		B2		310,000	198,400
Argentinian Republic Series BT06, 11.25% 5/24/04		B1		220,000	193,600
Argentinian Republic Series BT07, 11.75% 5/21/03		B1		340,000	307,700
Argentinian Republic Series BT08, 12.125% 5/21/05		B1		340,000	299,200
Brazilian Federative Republic 11% 8/17/40		B1		695,000	514,648
Brazilian Federative Republic 11.25% 7/26/07		B1		255,000	246,075
Brazilian Federative Republic 12.75% 1/15/20		B1		145,000	129,775
Brazilian Federative Republic 14.5% 10/15/09		B1		425,000	440,088
Brazilian Federative Republic 7.625% 4/15/06		B1		92,000	81,880
Brazilian Federative Republic 8.875% 4/15/24		B1		1,225,000	790,125
Brazilian Federative Republic Brady capitalization bond 8% 4/15/14		B1		264,754	196,249
Brazilian Federative Republic Brady debt conversion bond 5.5% 4/15/12		B1		815,000	577,631
Brazilian Federative Republic Brady par Z-L 6% 4/15/24		B1		310,000	206,150
Brazilian Federative Republic euro 11.625% 4/15/04		B1		275,000	279,950
Bulgarian Republic Brady discount A 7.75% 7/18/24		B2		95,000	74,813
Bulgarian Republic Brady FLIRB A, 3% 7/28/12		B2		574,000	465,658
Bulgarian Republic Brady interest arrears bond 7.75% 7/28/11		B2		50,000	39,375
Canadian Government 1.9% 3/23/09		Aa1	JPY	80,000,000	698,525
Canadian Government 10% 5/1/02		Aa1	CAD	2,740,000	1,888,446
Canadian Government 7% 12/1/06		Aa1	CAD	2,875,000	2,010,031
Canadian Government 9% 6/1/25		Aa1	CAD	3,945,000	3,515,792
Central Bank of Nigeria Brady 6.25% 11/15/20		NR		500,000	321,250
Central Bank of Nigeria promissory note 5.092% 1/5/10		NR		503,591	339,290
City of St. Petersburg Russia 9.5% 6/18/02 (Reg. S)		Caa1		57,000	57,285
Colombian Republic 10.5% 6/13/06		Ba2		35,000	36,050
Colombian Republic 11.75% 2/25/20		Ba2		230,000	220,225
Colombian Republic 7.625% 2/15/07		Ba2		100,000	91,250
Colombian Republic 8.625% 4/1/08		Ba2		150,000	139,875
Colombian Republic 9.75% 4/23/09		Ba2		216,000	206,280
Ecuador Republic 12% 11/15/12		Caa2		63,000	44,258
Ecuador Republic 12% 11/15/12 (Reg. S)		Caa2		445,000	312,613
Ecuador Republic 4% 8/15/30		Caa2		309,000	133,643
Ecuador Republic 4% 8/15/30 (Reg. S)		Caa2		735,000	317,888
European Investment Bank euro 6% 12/7/28		Aaa	GBP	720,000	1,077,138
French Government OAT 7.25%, 4/25/06		Aaa	EUR	4,000,000	3,767,466
Germany Federal Republic 3.75% 1/4/09		Aaa	EUR	3,480,000	2,731,906
Germany Federal Republic 4.5% 3/15/02		Aaa	EUR	2,800,000	2,381,021
Germany Federal Republic 4.5% 5/17/02		Aaa	EUR	200,000	170,141
Germany Federal Republic 5% 2/17/06		Aaa	EUR	500,000	431,512
Germany Federal Republic 5% 8/19/05		Aaa	EUR	1,000,000	863,362
Germany Federal Republic 5.5% 1/4/31		Aaa	EUR	990,000	818,058
Germany Federal Republic 6% 1/4/07		Aaa	EUR	200,000	180,676
Germany Federal Republic 8% 7/22/02		Aaa	EUR	450,000	396,466
Germany Federal Republic Series 134, 4.25% 2/18/05		Aaa	EUR	2,200,000	1,854,728
Germany Federal Republic Series 96, 6.25% 4/26/06		Aaa	EUR	4,750,000	4,325,356
Italian Republic 3.75% 6/8/05		Aa3	JPY	205,000,000	1,869,885
Italian Republic 6% 11/1/07		Aa3	EUR	1,900,000	1,697,373
Italian Republic 6% 5/1/31		Aa3	EUR	670,000	569,004
Ivory Coast Brady FLIRB A, 1.9% 3/29/18		NR	FRF	930,000	19,275
Ivory Coast FLIRB 2% 3/30/18 (Reg. S)		NR		180,000	29,700
Jamaican Government 11.75% 5/15/11		Ba3		100,000	105,250
Malaysian Government 7.5% 7/15/11		Baa2		120,000	118,343
Oblast Nizhniy Novgorod 8.75% 4/3/05 (Reg. S)		Ca		222,312	162,288
Ontario Province 9% 9/15/04		Aa3	CAD	4,000,000	2,899,049
Pakistani Republic 10% 12/13/05		Caa1		75,000	58,875
Pakistani Republic 10% 12/13/05 (Reg. S)		Caa1		205,000	160,925
Panamanian Republic 10.75% 5/15/20		Ba1		45,000	47,700
Panamanian Republic 8.875% 9/30/27		Ba1		100,000	91,250
Panamanian Republic 9.625% 2/8/11		Ba1		60,000	60,975
Panamanian Republic euro Brady interest reduction bond 4.5% 7/17/14		Ba1		265,000	233,863
Peruvian Republic Brady past due interest 4.5% 3/7/17		Ba3		365,000	251,850
Peruvian Republic euro Brady FLIRB 4% 3/7/17		Ba3		355,000	221,431
Philippine Government 10.625% 3/16/25		Ba1		125,000	113,750
Philippine Government 9.5% 10/21/24		Ba1		155,000	152,481
Philippine Government 9.875% 1/15/19		Ba1		305,000	266,113
Philippine Government 9.875% 3/16/10		Ba1		35,000	34,388
Russian Federation 10% 6/26/07		B3		682,000	606,128
Russian Federation 11% 7/24/18 (Reg. S)		B3		344,000	299,710
Russian Federation 11.75% 6/10/03 (Reg. S)		B3		336,000	345,408
Russian Federation 12.75% 6/24/28 (Reg. S)		B3		735,000	726,731
Russian Federation 5% 3/31/30		B3		1,586,875	751,782
Russian Federation 5% 3/31/30 (Reg. S)		B3		1,535,000	727,206
Russian Federation 8.25% 3/31/10		B3		110,000	84,700
Russian Federation 8.25% 3/31/10		B3		233,664	179,921
Russian Federation 8.75% 7/24/05 (Reg. S)		B3		395,000	362,906
Russian Federation Ministry of Finance 3% 5/14/08		Caa3		45,000	23,006
Russian Federation Ministry of Finance 3% 5/14/03		Caa3		40,000	32,950
Russian Federation Ministry of Finance 3% 5/14/06		Caa3		40,000	24,700
Spanish Kingdom 5.4% 7/30/11		Aa2	EUR	4,250,000	3,593,468
Spanish Kingdom 6% 1/31/29		Aa2	EUR	2,350,000	2,010,536
Treuhandanstalt 7.5% 9/9/04		Aaa	EUR	3,050,000	2,816,980
Turkish Republic 11.75% 6/15/10		B1		437,000	382,375
Turkish Republic 11.875% 1/15/30		B1		265,000	221,275
Turkish Republic 11.875% 11/5/04		B1		65,000	64,513
Turkish Republic 12% 12/15/08		B1		70,000	70,525
Turkish Republic 12.375% 6/15/09		B1		450,000	412,875
Ukraine Government 11% 3/15/07 (Reg. S)		Caa1		338,530	261,955
United Kingdom, Great Britain & Northern Irelamd 8% 12/7/15		Aaa	GBP	165,000	296,657
United Kingdom, Great Britain & Northern Ireland 5% 6/7/04		Aaa	GBP	300,000	418,703
United Kingdom, Great Britain & Northern Ireland 6.25% 11/25/10		Aaa	GBP	310,000	468,243
United Kingdom, Great Britain & Northern Ireland 7.5% 12/7/06		Aaa	GBP	2,120,000	3,278,992
United Kingdom, Great Britain & Northern Ireland 8% 12/7/15		Aaa	GBP	460,000	827,043
United Kingdom, Great Britain & Northern Ireland 8.75% 8/25/17		Aaa	GBP	640,000	1,245,055
United Kingdom, Great Britain & Northern Ireland 9.75% 8/27/02		Aaa	GBP	135,000	200,129
United Mexican States 11.375% 9/15/16		Baa3		583,000	703,973
United Mexican States 8.125% 12/30/19		Baa3		1,000,000	945,000
United Mexican States 8.375% 1/14/11		Baa3		885,000	890,753
Venezuelan Republic 13.625% 8/15/18		B2		110,000	106,975
Venezuelan Republic 13.625% 8/15/18		B2		85,000	82,663
Venezuelan Republic 9.25% 9/15/27		B2		378,000	261,765
Venezuelan Republic euro Brady debt conversion bond 7.875% 12/18/07		B2		309,520	258,256
Venezuelan Republic euro Brady par W-A 6.75% 3/31/20		B2		500,000	377,813
Venezuelan Republic oil recovery rights 4/15/20 (amounts in shares)		ZZ1		2,500	0

Supranational Obligations
International Bank for Reconstruction & Development 2% 2/18/08		Aaa	JPY	230,000,000	2,018,401
International Bank for Reconstruction & Development 4.75% 12/20/04		Aaa	JPY	200,000,000	1,856,251

Common Stocks	0.0%
CONSUMER DISCRETIONARY
Media
NTL, Inc. warrants 10/14/08				56	336
FINANCIALS
Banks
Central Bank of Nigeria warrants 11/15/20				500	0
TELECOMMUNICATION SERVICES
Wireless Telecommunication Services
Horizon PCS, Inc. warrants 10/1/10				120	2,400

Preferred Stocks	0.9%
Convertible Preferred Stocks
TELECOMMUNICATION SERVICES
Diversified Telecommunication Services
Earthwatch, Inc. Series C, $0.2975 pay-in-kind				4,093	82
Nonconvertible Preferred Stocks
CONSUMER DISCRETIONARY
Media
CSC Holdings, Inc. Series H, $11.75 pay-in-kind				399	42,593
INFORMATION TECHNOLOGY
Communications Equipment
Crown Castle International Corp. $127.50 pay-in-kind				151	124,575
TELECOMMUNICATION SERVICES
Diversified Telecommunication Services
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind				525	519,750
Intermedia Communications, Inc. Series B, $135.00 pay in kind				1	970
Wireless Telecommunication Services				0	0
Dobson Communications Corp. $122.50 pay-in-kind				69	55,890
Dobson Communications Corp. $130.00 pay-in-kind				28	24,640
Nextel Communications, Inc. Series D, $130.00 pay-in-kind				315	189,000
Nextel Communications, Inc. Series E, $111.25 pay-in-kind				452	257,640

Sovereign Loan Participations	0.1%			Principal Amount
Algerian Republic loan participation Series 1 - Deutsche Bank 5.8125% 9/4/06		NR		12,692	11,042
Algerian Republic loan participation Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 5.8125% 9/4/06		NR		44,038	38,313
Algerian Republic loan participation Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 5.8125% 3/4/10		NR		93,469	76,643

U.S. Government and Government Agency Obligations	14.8%
U.S. Government Agency Obligations
Fannie Mae 5.5% 5/2/06		AA-		85,000	84,150
Fannie Mae 6.25% 2/1/11		Aa2		35,000	34,557
Freddie Mac 5.875% 3/21/11		Aa2		20,000	19,191
U.S. Treasury Obligations					0
U.S. Treasury Bonds 8.875% 8/15/17		Aaa		2,525,000	3,314,467
U.S. Treasury Bonds 9% 11/15/18		Aaa		1,705,000	2,280,710
U.S. Treasury Bonds 11.25% 2/15/15		Aaa		2,370,000	3,586,094
U.S. Treasury Notes 4.25% 5/31/03		Aaa		6,650,000	6,647,925
U.S. Treasury Notes 7% 7/15/06		Aaa		4,600,000	4,989,587
					0
Cash Equivalents	4.6%			Maturity Amount	0
Investments in repurchase agreements (U.S. Treasury Obligations)				6,532,169	6,530,000

Total Investment Portfolio	100.3%			(Cost $149,293,993)	142,231,821

Net Other Assets	-0.3%				-322,254

Net Assets	100.0%				141,909,567
Fidelity Int'l Bond Portfolio: Fidelity Strategic Income

Pro Forma Combining Statement of Operations
12 the Months Ended June 30, 2001
(Unaudited)

	Int'l Bond	Strategic Income
	Portfolio	Portfolio	Combined
Investment Income
Dividends	$-	$223,712	$223,712
Interest	4,283,361	5,428,358	9,711,719
Total Income	4,283,361	5,652,070	9,935,431

Expenses

Management fee	442,950	387,060	830,010
Transfer agent fees	175,619	84,472	260,091
Accounting fees and expenses	61,522	61,105	122,627
Non-interested trustees' compensation	262	228	490
Custodian fees and expenses	30,097	23,207	53,304
Registration fees	29,114	38,280	67,394
Audit	51,561	41,441	93,002
Legal	1,877	1,116	2,993
Interest	-	21	21
Miscellaneous	540	190	730
Total expenses before reductions	793,542	637,120	1,430,662
Expense reductions	(3,993)	(2,058)	(6,051)
Total expenses	789,549	635,062	1,424,611
Net investment income	3,493,812	5,017,008	8,510,820

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	(41,333)	(1,112,308)	(1,253,641)
Foreign curreny transactions	(44,426)	(53,962)	(98,388)
	(185,759)	(1,166,270)	(1,352,029)
Change in net unrealized appreciation
(depreciation) on:
Investment securities	(4,232,722)	(540,536)	(4,773,258)
Assets and liabilities in foreign currencies	(39,583)	7,377	(32,206)
	(4,272,305)	(533,159)	(4,805,464)

Net gain (loss)	(4,458,064)	(1,699,429)	(6,157,493)

Net increase (decrease) in net
assets resulting from operations	$(964,252)	$3,317,579	$2,353,327

See accompanying notes which are an integral part of the financial statements

Fidelity Int'l Bond Portfolio: Fidelity Strategic Income

Pro Forma Combining Statement of Operations
12 the Months Ended June 30, 2001
(Unaudited)

	Pro Forma		Pro Forma
	Adjustments		Combined
Investment Income
Dividends	$-		$223,712
Interest	-		9,711,719
Total Income	-		9,935,431

Expenses

Management fee	(65,113)	b	764,897
Transfer agent fees	(4,856)	b	255,235
Accounting fees and expenses	(40,858)	b	81,769
Non-interested trustees' compensation	-		490
Custodian fees and expenses	(7,443)	c	45,861
Registration fees	(8,507)	c	58,887
Audit	(58,002)	c	35,000
Legal	-		2,993
Interest	-		21
Miscellaneous	(354)	c	376
Total expenses before reductions	(185,133)		1,245,529
Expense reductions	-		(6,051)
Total expenses	(185,133)		1,239,478
Net investment income	185,133		8,695,953

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	-		(1,253,641)
Foreign curreny transactions	-		(98,388)
	-		(1,352,029)
Change in net unrealized appreciation
(depreciation) on:
Investment securities	-		(4,773,258)
Assets and liabilities in foreign currencies	-		(32,206)
	-		(4,805,464)

Net gain (loss)	-		(6,157,493)

Net increase (decrease) in net
assets resulting from operations	$185,133		$2,538,460

See accompanying notes which are an integral part of the financial statements

SCRIPT FOR REGISTERED SHAREHOLDER TOUCH-TONE TELEPHONE VOTING

FIDELITY SCHOOL STREET TRUST:

FIDELITY INTERNATIONAL BOND FUND (451)

Speech 1	"Welcome. - (Spoken only when call initially answered) "Please enter the control number located on the upper portion of your proxy card."
Speech 2

"To vote as the (FIDELITY INTERNATIONAL BOND FUND) Board of Trustees recommends on the proposal, Press 1 now."

"To vote on the proposal separately, press 0 now."

IF user presses 1 GO TO to Closing A, ELSE IF caller presses 0 GO TO Speech 3

Closing A

"You voted as the Board of Trustees recommended for the proposal affecting your fund. If this is correct, press 1. If incorrect, press 0."

IF user presses 1 GO TO Speech 4 ELSE IF caller presses 0 GO TO Speech 5

Speech 3	"Proposal 1: To vote FOR, press 1; AGAINST, press 9, ABSTAIN, press 0"
Closing B

"You voted as follows;"

"Proposal 1. For" or "Against" or "Abstain"

"If this is correct, Press 1 now: If incorrect, Press 0"

IF caller presses 1 go to Speech 4 ELSE IF the caller presses 0 GO TO Speech 5

Speech 4

"If you have received more than one proxy card, you must vote each card separately. If you would like to vote another proxy, press 1 now. To end this call, press 0 now."

IF caller pressed 1 GO TO Speech 1 ELSE IF the caller presses 0 GO TO Speech 6

Speech 5

"Your votes have been cancelled. If you have received more than one proxy card, you must vote each card separately. If you would like to vote another proxy, press 1 now. To end this call, press 0 now."

IF caller pressed 1 GO TO Speech 1 ELSE IF the caller presses 0 GO TO Speech 6

Speech 6	"Thank you for voting"

SCHOOLST.DOC 10/15/01